UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00214
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SENTINEL GROUP FUNDS, INC.
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(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE MONPELIER, VT 05604
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(Address of principal executive offices) (Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC. ONE NATIONAL LIFE DRIVE

MONTPELIER, VT 05604
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(Name and address of agent for service)

(800) 282-3863
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Registrant's telephone number, including area code

Date of fiscal year end: 11/30/10

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Date of reporting period: 02/28/10

ITEM 1. Schedule of Investments (follows)

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Sentinel Balanced Fund

Fund Profile
at February 28, 2010 (Unaudited)
Portfolio Weightings
Asset Category	Percent of Net Assets	Asset Category		Percent of Net Assets
Domestic Common Stocks	64.6%	Exchange Traded Funds			0.7%
U.S. Government Obligations	26.1%	Cash and Other			3.0%
Foreign Stocks & ADR's	3.3%
Corporate Bonds	2.3%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	2.2%	FNMA 735925	5.00%	10/01/35	5.3%
United Technologies Corp.	1.5%	GNMA 723419	5.00%	11/15/39	3.2%
Johnson & Johnson	1.5%	FNMA 745093	5.50%	12/01/35	2.5%
Procter & Gamble Co.	1.4%	FHR 3578 MB	5.50%	08/15/36	2.4%
Microsoft Corp.	1.3%	FHR 3200 AY	5.50%	08/15/36	1.9%
Chevron Corp.	1.3%	FHR 3113 QD	5.00%	06/15/34	1.6%
PepsiCo, Inc.	1.2%	GNMA 701943	5.00%	06/15/39	1.6%
Merck & Co, Inc.	1.2%	FHR 3473 DH	5.50%	07/15/38	1.4%
Int'l. Business Machines Corp.	1.2%	FHR 3153 NE	5.50%	05/15/34	1.4%
Canadian National Railway Co.	1.2%	FHR 3298 VB	5.00%	11/15/25	1.4%
Total of Net Assets*	14.0%	Total of Net Assets*			22.7%
Average Effective Duration(for all Fixed Income Holdings) 4.9 years**
*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change.
More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.
Investment in Securities
at February 28, 2010 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 26.1%			Mortgage-Backed Securities:			Federal National Mortgage
U.S. Government Agency			15-Year:			Association 9.9%
Obligations 26.1%			FHLMC E01488			Collateralized Mortgage Obligations:
Federal Home Loan Mortgage			5%, 10/01/18	47M	$49,640	FNR 02-2 UC
Corporation 11.4%			FHLMC E01492			6%, 02/25/17	39M	$42,352
Collateralized Mortgage Obligations:			5.5%, 10/01/18	30M	32,095	FNR 05-43 EW
FHR 3298 VB			FHLMC G18091			5%, 05/25/25	1,500M	1,589,953
5%, 11/15/25	3,000M	$ 3,172,574	6%, 12/01/20	22M	24,161	FNR 05-50 AH
FHR 3153 NE			FHLMC G18106			5%, 06/25/25	2,000M	2,110,396
5.5%, 05/15/34	3,000M	3,203,564	5.5%, 03/01/21	37M	39,911			3,742,701
FHR 3113 QD			FHLMC G11943			Mortgage-Backed Securities:
5%, 06/15/34	3,500M	3,702,101	5.5%, 04/01/21	41M	44,109	15-Year:
FHR 3145 AJ					189,916	FNMA 254907
5.5%, 04/15/36	2,000M	2,139,691				5%, 10/01/18	43M	46,246
FHR 3200 AY			20-Year:			FNMA 255273
5.5%, 08/15/36	4,000M	4,232,746	FHLMC P00020			4.5%, 06/01/19	71M	75,315
FHR 3578 MB			6.5%, 10/01/22	337M	362,713	FNMA 255358
5.5%, 08/15/36	5,000M	5,343,858	30-Year:			5%, 09/01/19	18M	18,889
FHR 3473 DH			FHLMC G08062					140,450
5.5%, 07/15/38	3,000M	3,225,026	5%, 06/01/35	59M	61,005	30-Year:
		25,019,560	Total Federal Home Loan			FNMA 500296
			Mortgage Corporation		25,633,194	6%, 04/01/29	14M	15,381

The accompanying notes are an integral part of the financial statements.

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Sentinel Balanced Fund

	Principal			Principal
	Amount	Value		Amount	Value		Shares	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)			(Note 2)

FNMA 545759			Macy's Retail Holdings, Inc.			Kellogg Co.	33,420	$1,742,853
6.5%, 07/01/32	1M	$ 1,189	5.75%, 07/15/14	200M	$ 201,500	Kimberly-Clark Corp.	15,000	911,100
FNMA 687301					678,426	Kraft Foods, Inc.	40,000	1,137,200
6%, 11/01/32	785	845	Consumer Non-Cyclical 0.2%			PepsiCo, Inc.	45,000	2,811,150
FNMA 690305			Republic Services, Inc.
5.5%, 03/01/33	17M	18,105	5.25%, 11/15/21 (b)	500M	506,596	Philip Morris Int'l., Inc.	29,500	1,444,910
FNMA 748895			Energy 0.6%			Procter & Gamble Co.	50,000	3,164,000
6%, 12/01/33	607M	649,095	Motiva Enterprises LLC			Wal-Mart Stores, Inc.	25,000	1,351,750
FNMA 811311			5.75%, 01/15/20 (b)	750M	790,849			15,711,313
4.738%, 12/01/34	12M	12,745	Sunoco Logistics Partners			Energy 8.0%
FNMA 810896			Operations LP			Apache Corp.	5,000	518,200
2.195%, 01/01/35	11M	10,666	6.85%, 02/15/40	500M	504,106
FNMA 832258					1,294,955	Chevron Corp.	40,000	2,892,000
4.785%, 08/01/35	57M	59,846	Financials 0.0%			EOG Resources, Inc.	22,500	2,116,125
FNMA 735925			First Horizon Alt. Mtg.			ExxonMobil Corp.	78,000	5,070,000
5%, 10/01/35	11,619M	12,085,887	5.5%, 03/25/35	4M	3,335	Marathon Oil Corp.	25,000	723,750
FNMA 797721
5.5%, 10/01/35	42M	44,348	Health Care 0.2%			Noble Energy, Inc.	25,000	1,816,000
FNMA 745093			Life Technologies Corp.			Pride Int'l., Inc. *	22,200	621,156
5.5%, 12/01/35	5,347M	5,646,656	6%, 03/01/20	500M	516,474	Schlumberger Ltd.	35,000	2,138,500
		18,544,763	Information Technology 0.3%			Transocean Ltd. *	15,000	1,197,300
Total Federal National Mortgage			Dell, Inc.			Weatherford Int'l. Ltd. *	58,000	968,020
Association		22,427,914	5.65%, 04/15/18	500M	533,630			18,061,051
Government National Mortgage			Insurance 0.2%			Financials 7.5%
Corporation 4.8%			Genworth Financial, Inc.
Mortgage-Backed Securities:			6.15%, 11/15/66	250M	175,000	ACE Ltd.	25,000	1,249,750
15-Year:			XL Capital Ltd.			American Express Co.	40,000	1,527,600
GNMA 514482			6.5%, 12/31/49	250M	198,450	Bank of America Corp.	75,000	1,249,500
7.5%, 09/15/14	48M	51,633			373,450	Bank of New York Mellon Corp.	45,000	1,283,400
30-Year:			Media 0.2%			Goldman Sachs Group, Inc.	10,000	1,563,500
GNMA 701943			CBS Corp.			JPMorgan Chase & Co.	43,670	1,832,830
5%, 06/15/39	3,466M	3,619,418	4.625%, 05/15/18	500M	470,923	Marsh & McLennan Cos., Inc.	30,000	696,600
GNMA 723419			Total Corporate Bonds			MetLife, Inc.	25,000	909,750
5%, 11/15/39	6,965M	7,274,104	(Cost $4,973,579)		5,128,956
		10,893,522				Morgan Stanley	25,000	704,500
Total Government National				Shares		Toronto-Dominion Bank	15,000	958,350
Mortgage Corporation		10,945,155				The Travelers Cos., Inc.	40,000	2,103,600
Total U.S. Government			Domestic Common Stocks 64.6%
Obligations			Consumer Discretionary 5.0%			US Bancorp	75,000	1,845,750
(Cost $58,407,456)		59,006,263	Coach, Inc.	18,100	659,564	Wells Fargo & Co.	40,000	1,093,600
Corporate Bonds 2.3%			Comcast Corp.	115,000	1,781,350			17,018,730
Basic Industry 0.3%			Gap, Inc.	34,000	731,000	Health Care 10.8%
Hanson Ltd.			McDonald's Corp.	22,890	1,461,526	Aetna, Inc.	30,000	899,700
6.125%, 08/15/16	250M	246,635				Amgen, Inc. *	20,000	1,132,200
Int'l. Paper Co.			McGraw-Hill Cos., Inc.	35,000	1,197,000	Baxter Int'l., Inc.	10,000	569,300
7.3%, 11/15/39	250M	267,345	Nike, Inc.	12,500	845,000	Becton Dickinson & Co.	10,000	778,700
KB Home			Polo Ralph Lauren Corp.	10,000	799,300
6.25%, 06/15/15	250M	237,187	Time Warner Cable, Inc.	25,000	1,167,250	Bristol-Myers Squibb Co.	60,000	1,470,600
		751,167	Time Warner, Inc.	88,200	2,561,328	Celgene Corp. *	20,000	1,190,400
Consumer Cyclical 0.3%					11,203,318	Covidien PLC	20,000	982,400
Ford Motor Credit Co. LLC			Consumer Staples 7.0%			Eli Lilly & Co.	35,000	1,201,900
8.125%, 01/15/20	250M	250,051	Altria Group, Inc.	30,000	603,600	Forest Laboratories, Inc. *	25,000	747,000
JC Penney Corp., Inc.			CVS Caremark Corp.	34,600	1,167,750	Gen-Probe, Inc. *	20,000	901,600
6.375%, 10/15/36	250M	226,875	HJ Heinz Co.	30,000	1,377,000	Gilead Sciences, Inc. *	25,000	1,190,250
						Johnson & Johnson	52,540	3,310,020

The accompanying notes are an integral part of the financial statements.

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Sentinel Balanced Fund

						†	Cost for federal income tax purposes is $186,788,452.
	Shares	Value		Shares	Value		At February 28, 2010 unrealized appreciation for
		(Note 2)			(Note 2)		federal income tax purposes aggregated $37,302,634
							of which $44,125,311 related to appreciated securities
Medco Health Solutions, Inc. *	15,000	$ 948,600	Freeport-McMoRan Copper &				and $6,822,677 related to depreciated securities.
Medtronic, Inc.	50,000	2,170,000	Gold, Inc.	25,000	$ 1,879,000
Merck & Co, Inc.	74,602	2,751,322	Praxair, Inc.	15,000	1,127,100	(b)	Security exempt from registration under Rule
Mettler-Toledo Int'l., Inc. *	10,000	994,100			4,354,900		144A of the Securities Act of 1933, as amended.
Pfizer, Inc.	100,000	1,755,000	Telecommunication Services 1.6%				These securities may be resold in transactions
Zimmer Holdings, Inc. *	25,000	1,433,250	AT&T, Inc.	50,000	1,240,500		exempt from registration, normally to qualified
		24,426,342	Rogers Communications, Inc.	25,000	825,750		institutional buyers. At February 28, 2010, the
Industrials 11.0%			Verizon Communications, Inc.	50,000	1,446,500		market value of rule 144A securities amounted to
Boeing Co.	25,000	1,579,000			3,512,750		$1,297,445 or 0.57% of net assets.
Canadian National Railway Co.	49,600	2,611,936	Utilities 0.7%			ADR	-	American Depository Receipt
			Entergy Corp.	20,000	1,519,400	SPDR	-	Standard & Poor's Depository Receipts
Deere & Co.	20,000	1,146,000	Total Domestic Common Stocks
General Dynamics Corp.	30,000	2,176,500	(Cost $110,870,978)		145,921,746
General Electric Co.	125,000	2,007,500	Exchange Traded Funds 0.7%
Honeywell Int'l., Inc.	55,400	2,224,864	Financials 0.7%
L-3 Communications Holdings,			SPDR KBW Regional Banking *
Inc.	10,000	914,200	(Cost $1,376,516)	65,000	1,594,450
Lockheed Martin Corp.	21,200	1,648,512	Foreign Stocks & ADR's 3.3%
McDermott Int'l., Inc. *	50,000	1,142,500	Australia 0.7%
Northrop Grumman Corp.	20,000	1,225,200	BHP Billiton Ltd. ADR	20,000	1,466,600
Tyco Int'l. Ltd.	26,525	956,491	Finland 0.3%
Union Pacific Corp.	28,200	1,899,834	Nokia Corp. ADR	50,000	673,500
United Technologies Corp.	50,000	3,432,500	Germany 0.6%
Waste Management, Inc.	60,000	1,981,200	SAP AG ADR	30,000	1,337,400
		24,946,237	Israel 0.5%
Information Technology 11.1%			Teva Pharmaceutical Industries
Accenture PLC	40,000	1,598,800	Ltd. ADR	20,000	1,200,200
Activision Blizzard, Inc.	90,000	956,700	Mexico 0.8%
Adobe Systems, Inc. *	25,000	866,250	America Movil SA de CV ADR	40,000	1,782,800
Broadcom Corp.	50,000	1,566,000	United Kingdom 0.4%
Check Point Software			Diageo PLC ADR	15,000	979,200
Technologies *	35,000	1,141,000	Total Foreign Stocks & ADR's
Cisco Systems, Inc. *	75,000	1,824,750	(Cost $6,159,952)		7,439,700
Dell, Inc. *	50,000	661,500		Principal
Dolby Laboratories, Inc. *	15,000	799,050		Amount
Intel Corp.	50,000	1,026,500		(M=$1,000)
EMC Corp. *	115,100	2,013,099	Corporate Short-Term Notes 2.2%
			Abbott Labs
Intersil Corp.	40,000	593,600	0.11%, 03/02/10	2,000M	1,999,994
Int'l. Business Machines Corp.	21,437	2,725,929	General Electric Capital
Juniper Networks, Inc. *	30,000	839,400	0.09%, 03/04/10	3,000M	2,999,977
KLA-Tencor Corp.	30,000	873,900	Total Corporate Short-Term
Microsoft Corp.	104,010	2,980,927	Notes (Cost $4,999,971)		4,999,971
			Total Investments 99.2%
NetApp, Inc. *	40,000	1,200,400	(Cost $186,788,452)†		224,091,086
Riverbed Technology, Inc. *	30,000	817,500	Other Assets in Excess of
Teradata Corp. *	40,000	1,219,600	Liabilities 0.8%		1,861,990
Texas Instruments, Inc.	60,000	1,462,800	Net Assets 100.0%		$ 225,953,076
		25,167,705
Materials 1.9%
EI Du Pont de Nemours & Co.	40,000	1,348,800	* Non-income producing

The accompanying notes are an integral part of the financial statements.

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Sentinel Capital Growth Fund

Fund Profile
at February 28, 2010 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	20.7%	Consumer Discretionary	9.5%
Materials	16.2%	Industrials	9.0%
Energy	14.4%	Financials	7.5%
Health Care	10.9%
Consumer Staples	10.4%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Praxair, Inc.	4.0%	Microsoft Corp.	2.9%
McDonald's Corp.	4.0%	Roche Holding AG	2.9%
Int'l. Business Machines Corp.	3.8%	Walgreen Co.	2.9%
SPDR Gold Trust	3.6%	Freeport-McMoRan Copper & Gold, Inc.	2.8%
Emerson Electric Co.	3.1%	Total of Net Assets	33.0%
Occidental Petroleum Corp.	3.0%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at February 28, 2010 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 88.4%			Schlumberger Ltd.	43,600	$ 2,663,960	Goodrich Corp.	23,000	$ 1,509,490
Consumer Discretionary 9.5%			St. Mary Land & Exploration Co.	20,000	651,600	Illinois Tool Works, Inc.	5,000	227,600
AutoZone, Inc. *	4,000	$663,720	Suncor Energy, Inc.	30,000	867,300	Jacobs Engineering Group,
Dollar Tree, Inc. *	25,000	1,393,500	Transocean Ltd. *	22,000	1,756,040	Inc. *	30,000	1,164,000
Home Depot, Inc.	50,000	1,560,000			17,064,781	Union Pacific Corp.	30,000	2,021,100
McDonald's Corp.	75,500	4,820,675	Financials 7.5%					10,945,390
Tiffany & Co.	45,000	1,997,550	BlackRock, Inc.	8,000	1,750,400	Information Technology 20.7%
Yum! Brands, Inc.	35,000	1,180,200	CME Group, Inc.	1,500	452,535	ANSYS, Inc. *	15,000	657,900
		11,615,645	JPMorgan Chase & Co.	30,000	1,259,100	Apple, Inc. *	12,000	2,455,440
Consumer Staples 10.4%			Northern Trust Corp.	32,000	1,705,280	Autodesk, Inc. *	15,000	418,200
Colgate-Palmolive Co.	30,000	2,488,200	Royal Bank of Canada	25,000	1,351,250	Automatic Data Processing, Inc.	20,763	863,949
Corn Products Int'l., Inc.	43,400	1,413,972	Toronto-Dominion Bank	20,000	1,277,800	Cisco Systems, Inc. *	85,870	2,089,217
JM Smucker Co.	31,000	1,850,080	Wells Fargo & Co.	50,500	1,380,670	Cognizant Technology
						Solutions Corp. *	43,000	2,069,590
PepsiCo, Inc.	24,554	1,533,888			9,177,035	Corning, Inc.	30,000	528,900
Procter & Gamble Co.	15,770	997,926	Health Care 8.0%			EMC Corp. *	50,400	881,496
Walgreen Co.	100,000	3,524,000	Covidien PLC	15,000	736,800	Hewlett-Packard Co.	60,000	3,047,400
Wal-Mart Stores, Inc.	15,000	811,050	Express Scripts, Inc. *	15,000	1,440,150	Intel Corp.	80,000	1,642,400
		12,619,116	Gilead Sciences, Inc. *	50,400	2,399,544	Int'l. Business Machines Corp.	36,000	4,577,760
Energy 14.0%			Johnson & Johnson	20,000	1,260,000	Microsoft Corp.	125,000	3,582,500
Arch Coal, Inc.	15,000	337,350	Medtronic, Inc.	48,428	2,101,775	Qualcomm, Inc.	20,000	733,800
EOG Resources, Inc.	15,000	1,410,750	Stryker Corp.	35,000	1,858,500	Visa, Inc.	20,000	1,705,600
ExxonMobil Corp.	35,000	2,275,000			9,796,769			25,254,152
National Oilwell Varco, Inc.	5,000	217,350	Industrials 9.0%			Materials 9.3%
Noble Corp.	30,000	1,267,800	Canadian Pacific Railway Ltd.	25,000	1,204,500	Commercial Metals Co.	30,000	492,000
Occidental Petroleum Corp.	46,000	3,673,100	Donaldson Co., Inc.	25,000	1,031,500	Freeport-McMoRan Copper &
Peabody Energy Corp.	42,300	1,944,531	Emerson Electric Co.	80,000	3,787,200	Gold, Inc.	45,340	3,407,755
The accompanying notes are an integral part of the financial statements.

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Sentinel Capital Growth Fund

Shares	Value
(Note 2)
Monsanto Co.	12,000	$ 847,800
Nucor Corp.	12,900	534,060
Potash Corp. of Saskatchewan, Inc.	6,000	662,760
Praxair, Inc.	65,000	4,884,100
Yamana Gold, Inc.	50,000	527,000
11,355,475
Total Domestic Common Stocks
(Cost $83,294,463)	107,828,363
Exchange Traded Funds 3.6%
Materials 3.6%
SPDR Gold Trust *
(Cost $2,900,530)	40,000	4,377,200
Foreign Stocks & ADR's 6.6%
Australia 2.2%
BHP Billiton Ltd. ADR	36,000	2,639,880
Brazil 1.5%
Petroleo Brasileiro SA ADR	10,000	426,500
Vale SA ADR	50,000	1,393,000
1,819,500
Switzerland 2.9%
Roche Holding AG ADR	85,000	3,547,475
Total Foreign Stocks & ADR's
(Cost $5,713,610)	8,006,855
Principal
Amount
(M=$1,000)
Corporate Short-Term Notes 1.2%
Chevron Oil Finance Co.
0.08%, 03/02/10	700M	699,998
0.09%, 03/09/10	800M	799,984
Total Corporate Short-Term
Notes (Cost $1,499,982)	1,499,982
Total Investments 99.8%
(Cost $93,408,585)†	121,712,400
Other Assets in Excess of
Liabilities 0.2%	299,539
Net Assets 100.0%	$ 122,011,939

*	Non-income producing
†	Cost for federal income tax purposes is $93,408,585.
At February 28, 2010 unrealized appreciation for
federal income tax purposes aggregated $28,303,815
of which $30,788,082 related to appreciated securities
and $2,484,267 related to depreciated securities.

ADR	-	American Depository Receipt
SPDR	-	Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.

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Sentinel Common Stock Fund

Fund Profile
at February 28, 2010 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.2%	Consumer Staples	10.3%
Health Care	16.1%	Consumer Discretionary	7.5%
Financials	12.4%	Materials	3.8%
Energy	12.2%	Telecommunication Services	3.4%
Industrials	12.0%	Utilities	1.5%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
ExxonMobil Corp.	2.7%	United Technologies Corp.	1.8%
Procter & Gamble Co.	2.5%	Noble Energy, Inc.	1.7%
Int'l. Business Machines Corp.	2.4%	Honeywell Int'l., Inc.	1.6%
Johnson & Johnson	2.2%	Microsoft Corp.	1.6%
PepsiCo, Inc.	1.9%	Total of Net Assets	20.2%
Schlumberger Ltd.	1.8%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at February 28, 2010 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 92.1%			Energy 12.2%			Wells Fargo & Co.	225,000	$ 6,151,500
Consumer Discretionary 7.5%			Apache Corp.	75,000	$ 7,773,000			121,505,267
Coach, Inc.	100,000	$ 3,644,000	Chevron Corp.	197,400	14,272,020	Health Care 15.4%
Comcast Corp.	800,000	12,392,000	EOG Resources, Inc.	115,000	10,815,750	Aetna, Inc.	250,000	7,497,500
Gap, Inc.	384,000	8,256,000	ExxonMobil Corp.	455,000	29,575,000	Amgen, Inc. *	115,500	6,538,455
McDonald's Corp.	137,500	8,779,375	Marathon Oil Corp.	275,000	7,961,250	Baxter Int'l., Inc.	75,000	4,269,750
McGraw-Hill Cos., Inc.	225,000	7,695,000	Noble Energy, Inc.	250,000	18,160,000	Becton Dickinson & Co.	125,000	9,733,750
Nike, Inc.	125,000	8,450,000	Pride Int'l., Inc. *	125,000	3,497,500	Bristol-Myers Squibb Co.	300,000	7,353,000
Polo Ralph Lauren Corp.	50,000	3,996,500	Schlumberger Ltd.	325,000	19,857,500	Celgene Corp. *	120,000	7,142,400
Time Warner Cable, Inc.	180,000	8,404,200	Transocean Ltd. *	125,000	9,977,500	Covidien PLC	100,000	4,912,000
Time Warner, Inc.	475,000	13,794,000	Weatherford Int'l. Ltd. *	550,000	9,179,500	Eli Lilly & Co.	200,000	6,868,000
TJX Cos., Inc.	120,700	5,024,741			131,069,020	Forest Laboratories, Inc. *	200,000	5,976,000
		80,435,816	Financials 11.3%			Gen-Probe, Inc. *	140,000	6,311,200
Consumer Staples 9.7%			ACE Ltd.	175,000	8,748,250	Gilead Sciences, Inc. *	225,000	10,712,250
Altria Group, Inc.	225,000	4,527,000	American Express Co.	195,000	7,447,050	Johnson & Johnson	375,000	23,625,000
CVS Caremark Corp.	275,000	9,281,250	Bank of America Corp.	500,000	8,330,000	Medco Health Solutions, Inc. *	85,000	5,375,400
HJ Heinz Co.	150,000	6,885,000	Bank of New York Mellon Corp.	325,000	9,269,000	Medtronic, Inc.	318,600	13,827,240
Kellogg Co.	150,000	7,822,500	Goldman Sachs Group, Inc.	75,000	11,726,250	Merck & Co, Inc.	420,097	15,493,177
Kimberly-Clark Corp.	75,000	4,555,500	JPMorgan Chase & Co.	367,750	15,434,467	Mettler-Toledo Int'l., Inc. *	75,000	7,455,750
Kraft Foods, Inc.	250,000	7,107,500	Marsh & McLennan Cos., Inc.	250,000	5,805,000	Pfizer, Inc.	800,000	14,040,000
PepsiCo, Inc.	325,000	20,302,750	MetLife, Inc.	175,000	6,368,250	Zimmer Holdings, Inc. *	150,000	8,599,500
Philip Morris Int'l., Inc.	200,000	9,796,000	Morgan Stanley	300,000	8,454,000			165,730,372
Procter & Gamble Co.	419,900	26,571,272	Toronto-Dominion Bank	100,000	6,389,000	Industrials 12.0%
Wal-Mart Stores, Inc.	150,000	8,110,500	The Travelers Cos., Inc.	275,000	14,462,250	Boeing Co.	100,000	6,316,000
		104,959,272	US Bancorp	525,000	12,920,250	Canadian National Railway Co.	160,700	8,462,462
						Deere & Co.	125,000	7,162,500
The accompanying notes are an integral part of the financial statements.

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Sentinel Common Stock Fund

Shares	Value	Shares	Value
(Note 2)	(Note 2)
General Dynamics Corp.	150,000	$ 10,882,500	Exelon Corp.	200,000	$ 8,660,000
General Electric Co.	550,000	8,833,000	16,257,000
Honeywell Int'l., Inc.	430,000	17,268,800	Total Domestic Common Stocks
(Cost $712,776,382)	991,589,500
L-3 Communications Holdings, Inc.	75,000	6,856,500	Exchange Traded Funds 1.1%
Lockheed Martin Corp.	75,000	5,832,000	Financials 1.1%
McDermott Int'l., Inc. *	280,300	6,404,855	SPDR KBW Regional Banking *
Northrop Grumman Corp.	100,000	6,126,000	(Cost $9,533,363)	450,000	11,038,500
Tyco Int'l. Ltd.	155,850	5,619,951	Foreign Stocks & ADR's 4.2%
Australia 1.0%
Union Pacific Corp.	135,000	9,094,950	BHP Billiton Ltd. ADR	150,000	10,999,500
United Technologies Corp.	275,000	18,878,750	Finland 0.4%
Waste Management, Inc.	350,000	11,557,000	Nokia Corp. ADR	335,000	4,512,450
129,295,268	Germany 0.8%
Information Technology 17.0%	SAP AG ADR	200,000	8,916,000
Accenture PLC	300,000	11,991,000
Activision Blizzard, Inc.	650,000	6,909,500	Israel 0.7%
Teva Pharmaceutical Industries
Adobe Systems, Inc. *	122,900	4,258,485	Ltd. ADR	125,000	7,501,250
Broadcom Corp.	175,000	5,481,000	Mexico 0.7%
Check Point Software	America Movil SA de CV ADR	162,100	7,224,797
Technologies *	300,000	9,780,000	United Kingdom 0.6%
Cisco Systems, Inc. *	475,000	11,556,750
Diageo PLC ADR	95,500	6,234,240
Dell, Inc. *	275,000	3,638,250	Total Foreign Stocks & ADR's
Dolby Laboratories, Inc. *	150,000	7,990,500	(Cost $36,920,758)	45,388,237
EMC Corp. *	750,000	13,117,500	Principal
Intel Corp.	250,000	5,132,500	Amount
Intersil Corp.	250,000	3,710,000	(M=$1,000)
Int'l. Business Machines Corp.	200,000	25,432,000	Corporate Short-Term Notes 0.3%
Juniper Networks, Inc. *	250,000	6,995,000	Coca-Cola Co.
KLA-Tencor Corp.	225,000	6,554,250	0.12%, 04/06/10	500M	499,940
0.14%, 05/11/10	770M	769,788
Microsoft Corp.	600,000	17,196,000	Microsoft Corp
NetApp, Inc. *	250,000	7,502,500	0.13%, 05/26/10	200M	199,938
Oracle Corp.	400,000	9,860,000	Proc Gamb Intl F
Riverbed Technology, Inc. *	200,000	5,450,000	0.1%, 03/22/10	2,000M	1,999,883
Teradata Corp. *	300,000	9,147,000	Total Corporate Short-Term Notes
Texas Instruments, Inc.	450,000	10,971,000	(Cost $3,469,549)	3,469,549
182,673,235	Total Investments 97.7%
(Cost $762,700,052)†	1,051,485,786
Materials 2.8%	Other Assets in Excess of
EI Du Pont de Nemours & Co.	175,000	5,901,000	Liabilities 2.3%	25,187,255
Freeport-McMoRan Gold, Inc. Copper &	200,000	15,032,000	Net Assets 100.0%	$ 1,076,673,041
Praxair, Inc.	125,000	9,392,500
30,325,500	*	Non-income producing
Telecommunication Services 2.7%	†	Cost for federal income tax purposes is $762,700,052.
At February 28, 2010 unrealized appreciation for
AT&T, Inc.	350,000	8,683,500	federal income tax purposes aggregated
Rogers Communications, Inc.	275,000	9,083,250	$288,785,734 of which $313,926,385 related to
Verizon Communications, Inc.	400,000	11,572,000	appreciated securities and $25,140,651 related to
29,338,750	depreciated securities.
ADR	-	American Depository Receipt
Utilities 1.5%	SPDR	-	Standard & Poor's Depository Receipts
Entergy Corp.	100,000	7,597,000

The accompanying notes are an integral part of the financial statements.

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Sentinel Conservative Allocation Fund

Fund Profile
at February 28, 2010 (Unaudited)
Portfolio Weightings
Asset Category	Percent of Net Assets	Asset Category		Percent of Net Assets
U.S. Government Obligations	45.5%	Exchange Traded Funds			0.5%
Domestic Common Stocks	34.2%	Limited Partnership Interests			0.2%
Foreign Stocks & ADR's	7.0%	Cash and Other			5.9%
Corporate Bonds	6.7%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	0.8%	FNMA 745093	5.50%	12/01/35	5.0%
Noble Energy, Inc.	0.7%	FHR 3578 MB	5.50%	08/15/36	4.8%
Li & Fung Ltd.	0.7%	FNMA 931530	5.50%	07/01/39	4.8%
Merck & Co, Inc.	0.7%	GNMA 701943	5.00%	06/15/39	4.1%
Int'l. Business Machines Corp.	0.6%	FHR 3200 AY	5.50%	08/15/36	3.2%
PepsiCo, Inc.	0.6%	FHR 3298 VB	5.00%	11/15/25	3.2%
Comcast Corp.	0.6%	FNMA 735925	5.00%	10/01/35	2.9%
Northrop Grumman Corp.	0.6%	FHR 3473 DH	5.50%	07/15/38	2.2%
Procter & Gamble Co.	0.6%	FHR 3153 NE	5.50%	05/15/34	2.1%
Fresenius SE	0.6%	FHR 3228 PL	5.50%	10/15/34	2.1%
Total of Net Assets*	6.5%	Total of Net Assets*			34.4%
Average Effective Duration (for all Fixed Income Holdings) 5.2 years**
*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change.
More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.
Investment in Securities
at February 28, 2010 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 45.5%			Mortgage-Backed Securities:			FNMA 931530
Federal Home Loan Bank 1.5%			30-Year:			5.5%, 07/01/39	4,559M	$ 4,806,638
Agency Discount Notes:			FHLMC A47368					12,765,698
0.04%, 03/11/10	1,500M	$ 1,499,983	5%, 10/01/35	889M	$ 926,551	Total Federal National Mortgage
			Total Federal Home Loan			Association		19,114,335
Federal Home Loan Mortgage			Mortgage Corporation		19,572,903
Corporation 19.6%						Government National Mortgage
Collateralized Mortgage Obligations:			Federal National Mortgage			Corporation 5.2%
FHR 3298 VB			Association 19.2%			Mortgage-Backed Securities:
5%, 11/15/25	3,000M	3,172,574	Collateralized Mortgage Obligations:			30-Year:
FHR 3153 NE			FNR 05-10 BK			GNMA 701943
5.5%, 05/15/34	2,000M	2,135,709	5%, 03/25/25	2,000M	2,118,303	5%, 06/15/39	3,961M	4,136,478
FHR 3228 PL			FNR 05-43 EW			GNMA 723419
5.5%, 10/15/34	2,000M	2,134,174	5%, 05/25/25	2,000M	2,119,938	5%, 11/15/39	995M	1,039,158
FHR 3145 AJ			FNR 05-50 AH			Total Government National
5.5%, 04/15/36	1,000M	1,069,845	5%, 06/25/25	2,000M	2,110,396	Mortgage Corporation		5,175,636
FHR 3200 AY					6,348,637	Total U.S. Government
5.5%, 08/15/36	3,000M	3,174,560	Mortgage-Backed Securities:			Obligations
FHR 3578 MB			30-Year:			(Cost $44,823,061)		45,362,857
5.5%, 08/15/36	4,500M	4,809,473	FNMA 735925			Corporate Bonds 6.7%
FHR 3473 DH			5%, 10/01/35	2,826M	2,939,810	Consumer Cyclical 0.2%
5.5%, 07/15/38	2,000M	2,150,017	FNMA 745093			Macy's Retail Holdings, Inc.
		18,646,352	5.5%, 12/01/35	4,753M	5,019,250	5.75%, 07/15/14	200M	201,500

The accompanying notes are an integral part of the financial statements.

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Sentinel Conservative Allocation Fund

	Principal
	Amount	Value		Shares	Value		Shares	Value
	(M=$1,000)	(Note 2)			(Note 2)			(Note 2)
Consumer Non-Cyclical 0.5%			Consumer Staples 4.6%			Baxter Int'l., Inc.	6,000	$ 341,580
Republic Services, Inc.			Altria Group, Inc.	12,500	$ 251,500	Becton Dickinson & Co.	5,000	389,350
5.25%, 11/15/21 (b)	500M	$ 506,596	Coca-Cola Co.	4,455	234,868	Bristol-Myers Squibb Co.	14,000	343,140
Energy 1.4%			Colgate-Palmolive Co.	2,500	207,350	Cigna Corp.	7,500	256,950
Motiva Enterprises LLC			CVS Caremark Corp.	15,000	506,250	Covidien PLC	5,000	245,600
5.75%, 01/15/20 (b)	750M	790,849
PetroProd Ltd.			General Mills, Inc.	2,811	202,420	Eli Lilly & Co.	6,500	223,210
7.1494%,			HJ Heinz Co.	5,000	229,500	Forest Laboratories, Inc. *	6,500	194,220
01/12/12 (b)(c)(d)(e)	500M	106,108	Kimberly-Clark Corp.	4,544	276,002	Gen-Probe, Inc. *	7,500	338,100
Sunoco Logistics Partners
Operations LP			Kraft Foods, Inc.	20,000	568,600	Gilead Sciences, Inc. *	5,000	238,050
6.85%, 02/15/40	500M	504,106	PepsiCo, Inc.	10,000	624,700	Johnson & Johnson	6,000	378,000
		1,401,063	Philip Morris Int'l., Inc.	7,500	367,350	Medtronic, Inc.	10,000	434,000
Financials 1.4%			Procter & Gamble Co.	9,600	607,488	Merck & Co, Inc.	18,650	687,812
Bank of America Corp.			Wal-Mart Stores, Inc.	10,000	540,700	Mettler-Toledo Int'l., Inc. *	2,500	248,525
5.49%, 03/15/19	500M	482,018			4,616,728	Pfizer, Inc.	25,000	438,750
Citigroup, Inc.
6.125%, 08/25/36	500M	431,305	Energy 4.2%			Zimmer Holdings, Inc. *	6,000	343,980
Prudential Financial, Inc.			Chevron Corp.	5,000	361,500			5,880,642
6%, 12/01/17	500M	529,692	ConocoPhillips	7,088	340,224	Industrials 5.3%
		1,443,015	ExxonMobil Corp.	12,000	780,000	Boeing Co.	7,000	442,120
Health Care 1.0%			Hess Corp.	3,000	176,400	Canadian National Railway Co.	7,000	368,620
Life Technologies Corp.			Marathon Oil Corp.	12,500	361,875	Deere & Co.	6,500	372,450
6%, 03/01/20	500M	516,474	Noble Energy, Inc.	10,000	726,400	General Dynamics Corp.	5,000	362,750
Universal Hospital Services, Inc.			Occidental Petroleum Corp.	3,162	252,486	General Electric Co.	15,000	240,900
8.5%, 06/01/15 (f)	500M	487,500
		1,003,974	Patterson-UTI Energy, Inc.	10,000	154,400	Honeywell Int'l., Inc.	10,000	401,600
Media 0.5%			Pride Int'l., Inc. *	7,500	209,850	L-3 Communications Holdings,
CBS Corp.			Schlumberger Ltd.	5,000	305,500	Inc.	3,500	319,970
4.625%, 05/15/18	500M	470,924	Transocean Ltd. *	4,000	319,280	Lockheed Martin Corp.	4,000	311,040
Utilities 1.7%			Weatherford Int'l. Ltd. *	15,000	250,350	McDermott Int'l., Inc. *	10,000	228,500
NRG Energy, Inc.					4,238,265	Northrop Grumman Corp.	10,000	612,600
7.375%, 02/01/16	1,000M	988,750	Financials 3.7%			Tyco Int'l. Ltd.	10,000	360,600
White Pine Hydro Portf. LLC			ACE Ltd.	6,000	299,940	Union Pacific Corp.	4,000	269,480
7.26%, 07/20/15 (b)(e)	800M	701,951	Bank of America Corp.	12,670	211,082	United Technologies Corp.	7,500	514,875
		1,690,701	Bank of New York Mellon Corp.	7,500	213,900	Waste Management, Inc.	15,000	495,300
Total Corporate Bonds			Franklin Resources, Inc.	1,800	183,096			5,300,805
(Cost $7,156,562)		6,717,773	Goldman Sachs Group, Inc.	2,500	390,875	Information Technology 4.3%
			JPMorgan Chase & Co.	12,000	503,640	Accenture PLC	10,000	399,700
	Shares		Marsh & McLennan Cos., Inc.	7,000	162,540	Activision Blizzard, Inc.	17,500	186,025
Domestic Common Stocks 34.2%
Consumer Discretionary 2.6%			MetLife, Inc.	10,000	363,900	Altera Corp.	4,994	122,004
Coach, Inc.	5,400	196,776	Moody's Corp.	4,700	125,114	ANSYS, Inc. *	8,000	350,880
Comcast Corp.	40,000	619,600	PNC Financial Services Group, Inc.	5,006	269,123	EMC Corp. *	22,500	393,525
Gap, Inc.	16,900	363,350				Fiserv, Inc. *	4,600	221,858
McDonald's Corp.	4,000	255,400	The Travelers Cos., Inc.	7,409	389,639	Harris Corp.	5,000	226,100
McGraw-Hill Cos., Inc.	6,500	222,300	US Bancorp	12,500	307,625	Intersil Corp.	14,500	215,180
Polo Ralph Lauren Corp.	2,500	199,825	Wells Fargo & Co.	8,032	219,595	Int'l. Business Machines Corp.	5,000	635,800
Target Corp.	5,000	257,600			3,640,069	Juniper Networks, Inc. *	10,000	279,800
Time Warner Cable, Inc.	2,928	136,708	Health Care 5.9%			Microchip Technology, Inc.	8,500	230,010
Time Warner, Inc.	11,666	338,781	Abbott Laboratories	5,000	271,400	Microsoft Corp.	11,500	329,590
		2,590,340	Aetna, Inc.	7,500	224,925	NetApp, Inc. *	10,000	300,100
			Amgen, Inc. *	5,000	283,050

The accompanying notes are an integral part of the financial statements.

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Sentinel Conservative Allocation Fund

(b)	Security exempt from registration under Rule
Shares	Value	Shares	Value	144A of the Securities Act of 1933, as amended.
(Note 2)	(Note 2)	These securities may be resold in transactions
exempt from registration, normally to qualified
Texas Instruments, Inc.	17,000	$ 414,460	South Korea 0.4%	institutional buyers. At February 28, 2010, the
market value of rule 144A securities amounted to
4,305,032	Samsung Electronics Co Ltd.	700	$ 449,004	$2,105,504 or 2.11% of net assets.
Materials 1.5%	Spain 0.2%	(c)	PetroProd, Inc. has a variable interest rate that
EI Du Pont de Nemours & Co.	7,000	236,040	Telefonica SA ADR	3,000	210,540	floats quarterly on the 12th day of April, July,
Freeport-McMoRan Copper &	Switzerland 0.6%	October and January. The interest rate is based
Gold, Inc.	5,000	375,800	ABB Ltd.	7,500	151,711	on the 3-month Libor rate plus 6.00%.
Packaging Corp. of America	12,500	297,500	Nestle SA	5,000	248,778	(d)	In Default
Praxair, Inc.	5,000	375,700	(e)	Illiquid securities. These bonds represent private
Novartis AG ADR	3,500	193,620	placement investments that the Fund has made.
Weyerhaeuser Co.	4,308	174,043	594,109	At February 28, 2009, the market value of the
1,459,083	private placement securities amounted to
United Kingdom 1.6%	$808,059 or 0.81% of net assets.
Telecommunication Services 1.4%	BG Group PLC	20,000	349,179
AT&T, Inc.	20,000	496,200	(f)	Is Payment in Kind.
BP PLC ADR	3,991	212,361	(g)	Return of Capital paid during the fiscal period
Rogers Communications, Inc.	15,000	495,450	Diageo PLC ADR	4,000	261,120	ADR	-	American Depository Receipt
Verizon Communications, Inc.	14,000	405,020	Standard Chartered PLC	11,000	261,991	SPDR	-	Standard & Poor's Depository Receipts
1,396,670	Vodafone Group PLC ADR	10,000	217,700
Utilities 0.7%	WPP PLC	30,000	276,294
DPL, Inc.	5,500	145,970	1,578,645
Entergy Corp.	2,500	189,925	Total Foreign Stocks & ADR's
Exelon Corp.	5,000	216,500	(Cost $5,793,539)	7,020,296
FPL Group, Inc.	3,411	158,168	Limited Partnership Interests 0.2%
710,563	Energy 0.2%
Total Domestic Common Stocks	Williams Partners LP * (g)
(Cost $31,374,110)	34,138,197	(Cost $111,442)	4,000	155,360
Exchange Traded Funds 0.5%	Principal
Financials 0.5%	Amount
SPDR KBW Regional Banking *	(M=$1,000)
(Cost $399,654)	18,900	463,617	Corporate Short-Term Notes 3.5%
Foreign Stocks & ADR's 7.0%	Chevron Texaco Funding
Australia 0.4%	Corp.
BHP Billiton Ltd. ADR	5,000	366,650	0.08%, 03/03/10	1,500M	1,499,993
China 0.5%	Nestle Capital Corp.
China Life Insurance Co Ltd.	110,000	488,202	0.1%, 03/08/10	2,000M	1,999,961
France 0.4%	Total Corporate Short-Term Notes
Total SA ADR	7,000	389,620	(Cost $3,499,954)	3,499,954
Total Investments 97.6%
Germany 0.9%	(Cost $93,158,322)†	97,358,054
Fresenius SE	9,000	588,417	Other Assets in Excess of
SAP AG ADR	7,000	312,060	Liabilities 2.4%	2,380,044
900,477	Net Assets 100.0%	$ 99,738,098
Hong Kong 0.7%
Li & Fung Ltd.	150,000	697,616
Israel 0.2%	*	Non-income producing
Teva Pharmaceutical Industries	†	Cost for federal income tax purposes is $93,158,322.
At February 28, 2010 unrealized appreciation for
Ltd. ADR	4,000	240,040	federal income tax purposes aggregated $4,199,732
Japan 0.5%	of which $6,658,755 related to appreciated securities
Komatsu Ltd.	13,000	261,039	and $2,459,023 related to depreciated securities.
Uni-Charm Corp.	3,000	287,692
548,731
Singapore 0.6%
Singapore Technologies
Engineering Ltd.	250,000	556,662

The accompanying notes are an integral part of the financial statements.

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Sentinel Georgia Municipal Bond Fund

Fund Profile
at February 28, 2010 (Unaudited)
Top 10 Holdings*

		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
State of Georgia	6.25%	08/01/13	8.6%	Houston County Hospital Auth.	5.25%	10/01/16	4.3%
Georgia State Road & Tollway Auth.	5.00%	06/01/18	8.3%	De Kalb County, GA	5.00%	12/01/15	4.3%
Clayton County Water & Sewer Auth.	5.25%	05/01/15	6.1%	Chatham County School District	5.25%	08/01/14	4.3%
Columbia County, GA	5.00%	04/01/17	5.3%	City of Columbus, GA	5.00%	05/01/20	4.2%
County of Forsyth, GA	5.00%	03/01/22	4.4%	Total of Net Assets			54.1%
State of Georgia	5.00%	12/01/19	4.3%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.
Investment in Securities
at February 28, 2010 (Unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

Municipal Bonds 97.1%			Jackson County Water & Sewer Auth.
Georgia 97.1%			5.25%, 09/01/20	500M	$ 525,960
Bulloch County Development Auth.			Municipal Electric Auth. of Georgia
5%, 08/01/16	500M	$ 527,740	5.25%, 01/01/19	1,000M	1,139,200
Chatham County School District			Newton County School District, GA
5.25%, 08/01/14	1,000M	1,168,790	5%, 02/01/15	700M	772,835
City of Columbus, GA			Paulding County School District, GA
5%, 05/01/20	1,000M	1,145,330	5%, 02/01/21	1,000M	1,110,870
Clayton County Water & Sewer Auth.			Paulding County, GA
5.25%, 05/01/15	1,500M	1,672,800	5%, 02/01/21	1,000M	1,118,680
Cobb County Hospital Auth.			Private Colleges & Universities Auth.
5.25%, 04/01/15	700M	761,929	5%, 09/01/13	500M	566,485
Cobb County Kennestone Hospital Auth.			State of Georgia
5.25%, 04/01/20	500M	547,925	5%, 12/01/19	1,000M	1,187,380
5.25%, 04/01/21	500M	542,760	6.25%, 08/01/13	2,000M	2,357,140
Cobb-Marietta Coliseum & Exhibit Hall			Total Municipal Bonds
5%, 01/01/15	1,000M	1,108,430	(Cost $25,264,585)		26,591,566
Columbia County, GA				Shares
5%, 04/01/17	1,250M	1,455,950	Institutional Funds 1.5%
Commerce School District			Blackrock Provident Institutional
5%, 08/01/21	250M	278,145	Funds Municipal Money
County of Forsyth, GA			Market Fund
5%, 03/01/22	1,045M	1,203,349	(Cost $400,000)	400,000	400,000
County of Gilmer, GA			Total Investments 98.6%
5%, 04/01/20	1,000M	1,084,160	(Cost $25,664,585)†		26,991,566
De Kalb County, GA			Other Assets in Excess of
5%, 12/01/15	1,000M	1,181,050	Liabilities 1.4%		382,070
Fulton Dekalb Hospital Auth.			Net Assets 100.0%		$ 27,373,636
5%, 01/01/13	1,000M	1,109,160
Georgia State Road & Tollway Auth.			† Cost for federal income tax purposes is $25,664,585.
5%, 06/01/18	2,000M	2,283,310	At February 28, 2010 unrealized appreciation for
Houston County Hospital Auth.			federal income tax purposes aggregated $1,326,981
5.25%, 10/01/16	1,100M	1,182,093	of which $1,359,606 related to appreciated securities
Jackson County School District, GA			and $32,625 related to depreciated securities.
5%, 03/01/16	500M	560,095

		The accompanying notes are an integral part of the financial statements.

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Sentinel Government Securities Fund

Fund Profile
at February 28, 2010 (Unaudited)

Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			5.5%	4 yrs. to 5.99 yrs.			35.9%
1 yr. to 2.99 yrs.			3.7%	6 yrs. to 7.99 yrs.			40.0%
3 yrs. to 3.99 yrs.			5.6%	8 yrs. and over			9.4%
Average Effective Duration (for all Fixed Income Holdings) 5.4 years**

Top 10 Holdings*

		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FHR 3578 MB	5.50%	08/15/36	6.5%	FHR 3200 AY	5.50%	08/15/36	3.6%
GNMA 701943	5.00%	06/15/39	5.8%	FNR 08-24 AG	5.00%	10/25/35	3.6%
FNR 05-10 BK	5.00%	03/25/25	4.3%	GNMA 723419	5.00%	11/15/39	3.5%
FHR 2929 CA	5.00%	02/15/25	4.1%	FHR 3145 AJ	5.50%	04/15/36	3.4%
FNR 08-81 LP	5.50%	09/25/38	3.9%	Total of Net Assets			42.3%
FHR 3228 PL	5.50%	10/15/34	3.6%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.
Investment in Securities
at February 28, 2010 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 101.3%			FHR 3200 AY			Federal National Mortgage
Federal Home Loan Bank 8.0%			5.5%, 08/15/36	25,000M	$ 26,454,665	Association 38.4%
Agency Discount Notes:			FHR 3578 MB			Collateralized Mortgage Obligations:
0.02%, 03/01/10	59,000M	$ 59,000,000	5.5%, 08/15/36	45,077M	48,177,556	FNGT 02-T3 B
			FHR 3331 AY			5.763%, 12/25/11	200M	$ 215,159
Federal Home Loan Mortgage			5.5%, 06/15/37	14,408M	15,252,932	FNR 04-73 VB
Corporation 44.0%			FHR 3453 B			4.5%, 02/25/24	12,620M	13,022,925
Collateralized Mortgage Obligations:			5.5%, 05/15/38	17,000M	17,997,325	FNR 05-10 BK
FHR 2693 BH			FHR 3473 DH			5%, 03/25/25	30,141M	31,924,382
5%, 10/15/23	11,319M	12,006,229	5.5%, 07/15/38	8,000M	8,600,069	FNR 05-43 EW
FHR 2780 GK					308,712,562	5%, 05/25/25	22,500M	23,849,300
5%, 04/15/24	20,000M	21,333,562	Mortgage-Backed Securities:			FNR 05-56 TG
FHR 2929 CA			30-Year:			5%, 07/25/25	18,500M	19,534,588
5%, 02/15/25	28,837M	30,562,721	FHLMC 170141			FNR 08-55 VB
FHR 2971 EX			11%, 09/01/15	423	482	5%, 02/25/27	13,494M	14,254,404
5%, 05/15/25	18,903M	19,889,806	FHLMC 170147			FNR 03-32 BZ
FHR 3138 GH			11%, 11/01/15	1M	1,215	6%, 11/25/32	2,049M	2,235,187
5%, 04/15/26	17,100M	18,112,087	FHLMC 360017			FNR 05-14 ME
FHR 3113 QD			11%, 11/01/17	686	792	5%, 10/25/33	19,165M	20,437,213
5%, 06/15/34	13,764M	14,558,914	FHLMC A47368			FNR 05-53 MH
FHR 3228 PL			5%, 10/01/35	16,750M	17,457,774	5.5%, 03/25/34	13,000M	13,869,574
5.5%, 10/15/34	25,000M	26,677,170	FHLMC A64971			FNR 08-24 AG
FHR 2966 XE			5.5%, 08/01/37	76M	80,646	5%, 10/25/35	25,000M	26,342,817
5.5%, 04/15/35	22,501M	23,948,154			17,540,909	FNR 06-98 B
FHR 3145 AJ			Total Federal Home Loan			5.5%, 10/25/36	10,000M	10,727,703
5.5%, 04/15/36	23,500M	25,141,372	Mortgage Corporation		326,253,471

The accompanying notes are an integral part of the financial statements.

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Sentinel Government Securities Fund

	Principal			Principal
	Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
FNR 08-81 LP			20-Year:
5.5%, 09/25/38	26,611M	$ 28,795,204	GNMA 623177
		205,208,456	6.5%, 08/15/23	188M $	202,586
Mortgage-Backed Securities:			25-Year:
10-Year:			GNMA 608728
FNMA 556247			6.5%, 11/15/25	301M	325,499
7%, 10/01/10	5M	5,434	30-Year:
15-Year:			GNMA 506805
FNMA 346879			6.5%, 06/15/29	228M	250,086
7%, 05/01/11	9M	8,947	GNMA 701943
20-Year:			5%, 06/15/39	41,107M	42,930,648
FNMA 252206			GNMA 723419
6%, 01/01/19	28M	30,297	5%, 11/15/39	24,875M	25,978,942
FNMA 573745					69,159,676
6.5%, 08/01/20	92M	99,743	Total Government National
FNMA 758564			Mortgage Corporation		80,981,436
6%, 09/01/24	624M	670,734	Total U.S. Government
			Obligations
		800,774	(Cost $742,623,299)		751,205,665
25-Year:			Corporate Short-Term Notes 0.4%
FNMA 251808			Chevron Texaco Funding Corp.
10%, 04/01/18	17M	19,328	0.05%, 03/03/10
30-Year:			(Cost $3,199,991)	3,200M	3,199,991
FNMA 426830			Total Investments 101.7%
8%, 11/01/24	26M	29,752	(Cost $745,823,290)†		754,405,656
FNMA 738887			Excess of Liabilities Over
5.5%, 10/01/33	473M	501,211	Other Assets (1.7)%		(12,909,853)
FNMA 6%, 12/01/33 748895	607M	649,021	Net Assets 100.0%		$ 741,495,803
FNMA 735925
5%, 10/01/35	16,329M	16,985,571	† Cost for federal income tax purposes is $745,823,290.
FNMA 881279			At February 28, 2010 unrealized appreciation for
5%, 11/01/36	2,743M	2,849,921	federal income tax purposes aggregated $8,582,366
			of which $8,782,940 related to appreciated securities
FNMA 995570			and $200,573 related to depreciated securities.
5.5%, 01/01/39	23,781M	25,111,472
FNMA 931292
5.5%, 06/01/39	12,252M	12,990,243
FNMA 931533
4.5%, 07/01/39	9,112M	9,291,844
FNMA 931535
5.5%, 07/01/39	9,921M	10,518,784
		78,927,819
Total Federal National Mortgage
Association		284,970,758
Government National Mortgage
Corporation 10.9%
Collateralized Mortgage Obligations:
GNR 06-43 GD
6%, 08/20/36	10,403M	11,267,998
Mortgage-Backed Securities:
15-Year:
GNMA II 3197
7%, 02/20/17	24M	25,677

		The accompanying notes are an integral part of the financial statements.

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Sentinel Growth Leaders Fund

Fund Profile
at February 28, 2010 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	24.7%	Health Care	6.8%
Materials	19.6%	Financials	5.1%
Energy	14.0%	Industrials	4.2%
Consumer Staples	12.3%
Consumer Discretionary	12.2%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Visa, Inc.	4.5%	Roche Holding AG	4.3%
McDonald's Corp.	4.5%	Emerson Electric Co.	4.2%
Peabody Energy Corp.	4.5%	Int'l. Business Machines Corp.	4.1%
JM Smucker Co.	4.4%	SPDR Gold Trust	3.8%
BHP Billiton Ltd.	4.3%	Total of Net Assets	42.9%
Home Depot, Inc.	4.3%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at February 28, 2010 (Unaudited)

Shares	Value	Shares	Value	Shares	Value
(Note 2)	(Note 2)	(Note 2)
Domestic Common Stocks 85.2%	Industrials 4.2%	Foreign Stocks & ADR's 9.8%
Consumer Discretionary 12.2%	Emerson Electric Co.	30,000	$1,420,200	Australia 4.3%
Home Depot, Inc.	47,000	$ 1,466,400	Information Technology 24.7%	BHP Billiton Ltd. ADR	20,000	$ 1,466,600
McDonald's Corp.	24,000	1,532,400	ANSYS, Inc. *	20,000	877,200	Brazil 1.2%
Yum! Brands, Inc.	35,000	1,180,200	Cisco Systems, Inc. *	45,000	1,094,850	Petroleo Brasileiro SA ADR	10,000	426,500
4,179,000	Hewlett-Packard Co.	25,000	1,269,750	Switzerland 4.3%
Consumer Staples 12.3%	Intel Corp.	55,000	1,129,150	Roche Holding AG ADR	35,000	1,460,725
Colgate-Palmolive Co.	12,700	1,053,338	Int'l. Business Machines Corp.	11,000	1,398,760	Total Foreign Stocks & ADR's
JM Smucker Co.	25,000	1,492,000	Microsoft Corp.	40,000	1,146,400	(Cost $2,585,739)	3,353,825
PepsiCo, Inc.	18,000	1,124,460	Visa, Inc.	18,000	1,535,040	Total Investments 98.9%
Wal-Mart Stores, Inc.	10,000	540,700	8,451,150	(Cost $28,382,393)†	33,769,215
4,210,498	Materials 11.4%	Other Assets in Excess of
Energy 12.8%	Liabilities 1.1%	376,679
Occidental Petroleum Corp.	12,000	958,200	Freeport-McMoRan Gold, Inc. Copper &	15,000	1,127,400	Net Assets 100.0%	$ 34,145,894
Peabody Energy Corp.	33,200	1,526,204	Monsanto Co.	10,000	706,500
Schlumberger Ltd.	20,000	1,222,000	Potash Corp. of Saskatchewan, Inc.	7,000	773,220	*	Non-income producing
Suncor Energy, Inc.	23,000	664,930	Praxair, Inc.	17,000	1,277,380	†	Cost for federal income tax purposes is $28,382,393.
4,371,334	3,884,500	At February 28, 2010 unrealized appreciation for
Financials 5.1%	Total Domestic Common Stocks	federal income tax purposes aggregated $5,386,822
BlackRock, Inc.	4,000	875,200	(Cost $24,896,940)	29,102,230	of which $6,051,899 related to appreciated securities
JPMorgan Chase & Co.	15,000	629,550	Exchange Traded Funds 3.9%	and $665,077 related to depreciated securities.
Northern Trust Corp.	4,200	223,818	Materials 3.9%	ADR	-	American Depository Receipt
1,728,568	SPDR Gold Trust *	SPDR	-	Standard & Poor's Depository Receipts
Health Care 2.5%	(Cost $899,714)	12,000	1,313,160
Gilead Sciences, Inc. *	18,000	856,980

The accompanying notes are an integral part of the financial statements.

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Sentinel International Equity Fund

Fund Profile
at February 28, 2010 (Unaudited)

Sector Weightings
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Financials	16.7%	Materials	10.1%
Consumer Staples	13.3%	Health Care	8.6%
Industrials	13.2%	Energy	7.6%
Information Technology	11.2%	Telecommunication Services	3.0%
Consumer Discretionary	11.1%	Utilities	2.9%

Top Geographical Weightings
Country	Percent of Net Assets	Country	Percent of Net Assets
Japan	16.5%	China	6.9%
United Kingdom	14.3%	Spain	3.9%
Switzerland	10.7%	Hong Kong	3.6%
Germany	9.6%	Singapore	3.4%
France	9.4%	Australia	2.9%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Fresenius SE	3.4%	BG Group PLC	1.9%
Nestle SA	3.3%	Nidec Corp.	1.8%
Singapore Technologies Engineering Ltd.	2.3%	Komatsu Ltd.	1.8%
Li & Fung Ltd.	2.1%	China Life Insurance Co Ltd.	1.8%
WPP PLC	2.0%	Total of Net Assets	22.3%
Roche Holding AG	1.9%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 28, 2010 (Unaudited)

	Shares	Value	Shares		Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 2.5%			Industrial & Commercial Bank of China	2,400,000	$ 1,697,468	Bouygues SA	40,000 $	1,840,951
Energy 1.2%						Electricite de France	20,000	1,002,447
EnCana Corp.	60,000	$ 1,966,800	Parkson Retail Group Ltd.	750,000	1,242,568	Groupe Danone	42,088	2,461,427
Materials 1.3%			Shandong Weigao Group			Lafarge SA	26,668	1,729,564
			Medical Polymer Co Ltd.	449,000	1,735,344	Total SA ADR	45,000	2,504,700
Potash Corp. of Saskatchewan, Inc.	18,000	1,988,280	Tencent Holdings Ltd.	70,000	1,372,558			14,865,892
Total Domestic Common Stocks			Want Want China Holdings Ltd.	3,000,000	1,967,238
(Cost $4,276,583)		3,955,080			10,900,008	Germany 9.6%
Foreign Stocks & ADR's 95.2%			Denmark 1.1%			Allianz SE ADR	137,000	1,583,720
Australia 2.9%			Novo Nordisk A/S ADR *	25,000	1,778,000	Bayer AG	22,500	1,492,028
BHP Billiton Ltd.	75,000	2,762,537	Finland 2.1%			Fresenius SE	83,000	5,426,510
Newcrest Mining Ltd.	15,000	421,304	Fortum Oyj	70,000	1,783,353	MAN AG	22,000	1,571,208
Sims Group Ltd.	78,000	1,358,227	Nokia Oyj	110,000	1,482,088	RWE AG	22,000	1,866,278
		4,542,068			3,265,441	SAP AG	33,000	1,470,255
Brazil 1.6%			France 9.4%			Siemens AG	20,000	1,720,037
Vale SA ADR	91,000	2,535,260	Air Liquide	16,000	1,910,886			15,130,036
China 6.9%			AXA SA	86,666	1,744,760	Hong Kong 3.6%
China Life Insurance Co Ltd.	650,000	2,884,832	BNP Paribas	23,100	1,671,157	Cheung Kong Holdings Ltd.	200,000	2,440,046

The accompanying notes are an integral part of the financial statements.

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Sentinel International Equity Fund

	Shares	Value		Shares	Value
		(Note 2)			(Note 2)
Li & Fung Ltd.	700,000	$ 3,255,541	Taiwan 1.3%
		5,695,587	Hon Hai Precision Industry Co
India 1.4%			Ltd.	510,485	$ 2,021,408
ICICI Bank Ltd. ADR	60,000	2,295,000	United Kingdom 14.3%
Israel 1.5%			BAE Systems PLC	300,000	1,712,197
NICE Systems Ltd. ADR *	80,000	2,460,800	BG Group PLC	168,000	2,933,104
Italy 1.3%			BP PLC	290,000	2,558,964
Saipem SpA	63,815	2,110,648	Diageo PLC	119,300	1,935,507
Japan 16.5%			HSBC Holdings PLC	172,408	1,906,846
Canon, Inc.	50,000	2,079,464	Johnson Matthey PLC	67,000	1,622,326
Jupiter Telecommunications Co			Standard Chartered PLC	119,263	2,840,530
Ltd.	1,900	2,228,375	Tesco PLC	240,000	1,535,900
Komatsu Ltd.	145,000	2,911,588	Vodafone Group PLC	1,135,000	2,448,001
Mitsubishi Corp.	112,000	2,798,582	WPP PLC	340,000	3,131,328
Mitsui Fudosan Co Ltd.	125,000	2,110,417			22,624,703
Nidec Corp.	30,000	2,914,064	Total Foreign Stocks & ADR's
Nintendo Co Ltd.	4,700	1,278,620	(Cost $140,961,445)		150,673,819
Shiseido Co Ltd.	92,000	2,038,922		Principal
				Amount
SMC Corp/Japan	16,000	1,997,186		(M=$1,000)
Sumitomo Mitsui Financial Group, Inc.	45,500	1,462,637	U.S. Government Obligations 1.3%
Toyota Motor Corp.	52,000	1,949,012	Federal Home Loan Bank 1.3%
Uni-Charm Corp.	25,000	2,397,434	Agency Discount Notes:
			0.03%, 03/02/10
		26,166,301	(Cost $1,999,998)	2,000M	1,999,998
Netherlands 1.2%			Total Investments 99.0%
Unilever NV *	61,000	1,835,641	(Cost $147,238,026)†		156,628,897
Singapore 3.4%			Other Assets in Excess of
Singapore Technologies Engineering Ltd.	1,650,000	3,673,970	Liabilities 1.0%		1,620,450
Wilmar Int'l. Ltd	379,000	1,752,508	Net Assets 100.0%		$ 158,249,347
		5,426,478
South Korea 2.5%			* Non-income producing
LG Electronics, Inc.	15,000	1,383,740	†	Cost for federal income tax purposes is $147,238,026.
Samsung Electronics Co Ltd.	4,000	2,565,738	At February 28, 2010 unrealized appreciation for
		3,949,478	federal income tax purposes aggregated $9,390,871
Spain 3.9%			of which $24,570,353 related to appreciated securities
Banco Santander SA ADR	115,000	1,499,600	and $15,179,481 related to depreciated securities.
Inditex SA	40,000	2,358,923	ADR	- American Depository Receipt
Telefonica SA ADR	33,000	2,315,940
		6,174,463
Switzerland 10.7%
ABB Ltd.	125,000	2,528,508
Credit Suisse Group	40,000	1,776,123
Julius Baer Group Ltd.	24,000	746,642
Nestle SA	105,000	5,224,343
Novartis AG	30,000	1,668,606
Roche Holding AG	18,000	3,006,004
Swatch Group AG	7,000	1,946,381
		16,896,607

		The accompanying notes are an integral part of the financial statements.

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Sentinel Mid Cap Growth Fund

Fund Profile
at February 28, 2010 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	20.1%	Energy	6.9%
Health Care	16.9%	Materials	5.5%
Industrials	15.9%	Consumer Staples	4.2%
Consumer Discretionary	13.3%	Utilities	1.0%
Financials	13.1%	Telecommunication Services	0.6%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Waste Connections, Inc.	1.7%	Dolby Laboratories, Inc.	1.5%
Endurance Specialty Holdings Ltd.	1.6%	Strayer Education, Inc.	1.4%
Cognizant Technology Solutions Corp.	1.6%	Activision Blizzard, Inc.	1.4%
ANSYS, Inc.	1.6%	Open Text Corp.	1.4%
Darden Restaurants, Inc.	1.5%	Total of Net Assets	15.2%
NICE Systems Ltd.	1.5%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at February 28, 2010 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)

Domestic Common Stocks 92.6%			Petrohawk Energy Corp. *	33,600	$ 719,040	Dentsply Int'l., Inc.	27,580	$ 912,622
Consumer Discretionary 13.3%			Range Resources Corp.	20,200	1,022,322	Endo Pharmaceuticals
Coach, Inc.	25,000	$ 911,000	Southwestern Energy Co. *	24,200	1,029,710	Holdings, Inc. *	28,000	637,000
Darden Restaurants, Inc.	32,500	1,317,875	Superior Energy Services, Inc. *	14,800	305,916	Express Scripts, Inc. *	5,100	489,651
GameStop Corp. *	38,300	658,760	Weatherford Int'l. Ltd. *	70,700	1,179,983	Gen-Probe, Inc. *	20,400	919,632
Gildan Activewear, Inc. *	33,600	793,296			5,996,257	IDEXX Laboratories, Inc. *	13,600	718,216
LKQ Corp. *	29,000	555,350	Financials 11.1%			Illumina, Inc. *	23,090	838,629
Morningstar, Inc. *	11,500	507,150	Affiliated Managers Group, Inc. *	13,100	931,803	Life Technologies Corp. *	21,100	1,071,036
O'Reilly Automotive, Inc. *	20,700	813,510	East West Bancorp, Inc.	25,000	438,000	Mettler-Toledo Int'l., Inc. *	9,500	944,395
Phillips-Van Heusen Corp.	21,000	913,920	Endurance Specialty Holdings			NuVasive, Inc. *	23,700	946,815
Strayer Education, Inc.	5,550	1,258,907	Ltd.	36,900	1,419,174	Quality Systems, Inc.	7,900	452,196
TJX Cos., Inc.	12,180	507,053	HCC Insurance Holdings, Inc.	43,400	1,210,860	Resmed, Inc. *	13,500	770,580
Tractor Supply Co.	20,000	1,094,400	Investment Technology Group, Inc. *	14,320	243,726	St. Jude Medical, Inc. *	11,100	424,242
Urban Outfitters, Inc. *	4,500	144,945	Northern Trust Corp.	18,400	980,536	Techne Corp.	13,400	856,528
VF Corp.	15,000	1,160,700	People's United Financial, Inc.	49,400	779,038	Varian Medical Systems, Inc. *	20,700	1,013,679
WMS Industries, Inc. *	23,800	902,734	Signature Bank *	31,100	1,157,853			13,535,915
		11,539,600	Stifel Financial Corp. *	8,200	448,540	Industrials 15.9%
Consumer Staples 4.2%			SVB Financial Group *	9,000	401,040	Ametek, Inc.	24,200	944,768
Alberto-Culver Co.	26,700	740,124	Willis Group Holdings PLC	25,500	759,390	CH Robinson Worldwide, Inc.	12,200	650,626
Church & Dwight Co., Inc.	14,800	994,264	WR Berkley Corp.	35,400	911,196	Cintas Corp.	24,500	607,355
Flowers Foods, Inc.	35,700	909,993			9,681,156	Copart, Inc. *	29,000	1,034,720
McCormick & Co., Inc.	27,100	1,005,681	Health Care 15.5%			Equifax, Inc.	20,800	671,008
		3,650,062	Beckman Coulter, Inc.	12,820	840,479	Fastenal Co.	17,700	785,349
Energy 6.9%			Bio-Rad Laboratories, Inc. *	8,786	820,525	IHS, Inc. *	17,600	911,680
Core Laboratories NV	8,100	1,004,643	CR Bard, Inc.	10,500	879,690	Iron Mountain, Inc.	34,500	892,860
National Oilwell Varco, Inc.	16,900	734,643				ITT Corp.	13,400	686,482

The accompanying notes are an integral part of the financial statements.

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Sentinel Mid Cap Growth Fund

	Shares	Value		Shares	Value
		(Note 2)			(Note 2)
Jacobs Engineering Group,			United Kingdom 1.4%
Inc. *	15,700	$ 609,160	Shire Ltd. ADR	18,000	$ 1,161,360
Joy Global, Inc.	7,500	381,000	Total Foreign Stocks & ADR's
Precision Castparts Corp.	9,100	1,026,025	(Cost $1,920,958)		2,471,736
Quanta Services, Inc. *	23,800	452,200	Real Estate Investment Trusts 2.0%
Ritchie Bros Auctioneers, Inc.	37,800	792,666	Financials 2.0%
Roper Industries, Inc.	15,000	831,600	Digital Realty Trust, Inc.	21,200	1,093,496
Stericycle, Inc. *	19,600	1,081,528	Home Properties, Inc. (b)	14,700	673,260
Waste Connections, Inc. *	44,650	1,501,133	Total Real Estate Investment
		13,860,160	Trusts (Cost $1,179,634)		1,766,756

Information Technology 18.6%				Principal
Activision Blizzard, Inc.	117,200	1,245,836		Amount
Altera Corp.	29,100	710,913		(M=$1,000)
Amdocs Ltd. *	27,000	785,160	Corporate Short-Term Notes 1.6%
ANSYS, Inc. *	30,800	1,350,888	Chevron Texaco Funding Corp.
Citrix Systems, Inc. *	22,500	967,725	0.05%, 03/02/10
Cognizant Technology			(Cost $1,399,998)	1,400M	1,399,998
Solutions Corp. *	28,900	1,390,957	Total Investments 99.1%
Dolby Laboratories, Inc. *	23,900	1,273,153	(Cost $71,047,190)†		86,203,373
FLIR Systems, Inc. *	31,700	849,877	Other Assets in Excess of
Harris Corp.	21,000	949,620	Liabilities 0.9%		823,797
Intersil Corp.	42,800	635,152	Net Assets 100.0%		$ 87,027,170
McAfee, Inc. *	26,300	1,043,847	* Non-income producing
Nuance Communications, Inc. *	81,300	1,169,907	†	Cost for federal income tax purposes is $71,047,190.
Open Text Corp. *	25,500	1,240,320	At February 28, 2010 unrealized appreciation for
Polycom, Inc. *	43,200	1,127,952	federal income tax purposes aggregated $15,156,183
Power Integrations, Inc.	20,100	722,796	of which $16,929,354 related to appreciated securities
Trimble Navigation Ltd. *	25,700	690,559	and $1,773,171 related to depreciated securities.
		16,154,662	(b)	Return of Capital paid during the fiscal period
			ADR	- American Depository Receipt
Materials 5.5%
AptarGroup, Inc.	22,570	869,622
Ecolab, Inc.	13,500	568,890
Freeport-McMoRan Copper & Gold, Inc.	8,300	623,828
Pactiv Corp. *	24,000	594,240
Sigma-Aldrich Corp.	13,000	619,970
Silgan Holdings, Inc.	11,000	628,210
Steel Dynamics, Inc.	51,700	844,261
		4,749,021
Telecommunication Services 0.6%
American Tower Corp. *	11,500	490,590
Utilities 1.0%
ITC Holdings Corp.	17,000	907,460
Total Domestic Common Stocks
(Cost $66,546,600)		80,564,883
Foreign Stocks & ADR's 2.9%
Israel 1.5%
NICE Systems Ltd. ADR *	42,600	1,310,376

		The accompanying notes are an integral part of the financial statements.

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Sentinel Mid Cap Value Fund

Fund Profile
at February 28, 2010 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Financials	17.0%	Information Technology	8.2%
Health Care	15.0%	Consumer Staples	7.9%
Energy	14.6%	Telecommunication Services	4.5%
Industrials	12.3%	Materials	3.8%
Consumer Discretionary	11.0%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Arch Capital Group Ltd.	6.9%	IAC/InterActiveCorp	4.8%
Willis Group Holdings PLC	6.5%	Int'l. Flavors & Fragrances, Inc.	3.5%
Golar LNG Ltd.	6.5%	NeuStar, Inc.	3.4%
Laboratory Corp of America Holdings	6.2%	Thermo Fisher Scientific, Inc.	3.2%
Ralcorp Holdings, Inc.	5.9%	Total of Net Assets	52.0%
Waste Connections, Inc.	5.1%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at February 28, 2010 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 88.4%			Willis Group Holdings PLC	407,500	$ 12,135,350	SBA Communications Corp. *	103,500	$ 3,659,760
Consumer Discretionary 11.0%					31,767,384			8,473,140
DIRECTV *	52,408	$ 1,774,011	Health Care 15.0%			Total Domestic Common Stocks
Discovery Communications, Inc.			Laboratory Corp of America			(Cost $140,585,595)		165,096,137
Series A *	155,500	4,843,825	Holdings *	158,150	11,593,976	Foreign Stocks & ADR's 5.9%
Discovery Communications, Inc.			Quest Diagnostics, Inc.	82,000	4,653,500	Australia 2.8%
Series C *	203,500	5,400,890	Thermo Fisher Scientific, Inc. *	122,450	5,971,887	Arrow Energy Ltd.	1,770,400	5,267,621
Eastman Kodak Co.	536,560	3,187,166	Warner Chilcott PLC *	214,200	5,830,524	Norway 0.8%
Jarden Corp.	41,700	1,336,902			28,049,887	Wilh Wilhelmsen ASA	61,000	1,440,043
Liberty Media Corp - Starz *	5,240	266,873	Industrials 9.2%			Singapore 2.3%
Lions Gate Entertainment			Aegean Marine Petroleum			Keppel Corp. Ltd. ADR	354,150	4,240,946
Corp. *	678,624	3,698,501	Network, Inc.	135,500	3,883,430	Total Foreign Stocks & ADR's
		20,508,168	Compass Minerals Int'l. Inc	41,850	3,160,930	(Cost $6,394,735)		10,948,610
Consumer Staples 7.9%			Ingersoll-Rand Plc	18,000	574,380		Principal
Kroger Co.	172,700	3,816,670	Waste Connections, Inc. *	283,100	9,517,822		Amount
Ralcorp Holdings, Inc. *	163,608	10,930,650			17,136,562		(M=$1,000)
		14,747,320	Information Technology 8.2%			Corporate Short-Term Notes 3.8%
Energy 11.8%			IAC/InterActiveCorp *	398,900	8,931,371	Nestle Cap Corp
Golar LNG Ltd.	1,078,679	12,081,205	NeuStar, Inc. *	274,450	6,361,751	0.1%, 03/08/10	2,000M	1,999,961
Gulfmark Offshore, Inc. *	207,800	5,111,880			15,293,122	0.12%, 03/04/10	3,600M	3,599,964
Paladin Energy Ltd. *	1,492,000	4,796,780				United Parcel
		21,989,865	Materials 3.8%			0.05%, 03/04/10	1,500M	1,499,994
			Crown Holdings, Inc. *	18,550	506,786	Total Corporate Short-Term Notes
Financials 17.0%			Int'l. Flavors & Fragrances, Inc.	157,300	6,623,903	(Cost $7,099,919)		7,099,919
Arch Capital Group Ltd. *	174,350	12,898,413			7,130,689
Fidelity National Information			Telecommunication Services 4.5%
Services, Inc.	203,150	4,579,001	Alaska Communications
Washington Federal, Inc.	110,550	2,154,620	Systems Group, Inc.	663,000	4,813,380

The accompanying notes are an integral part of the financial statements.

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Sentinel Mid Cap Value Fund

Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 1.6%
Federal Home Loan Bank 1.6%
Agency Discount Notes:
0.04%, 03/11/10
(Cost $2,999,967)	3,000M	$ 2,999,967
Total Investments 99.7%
(Cost $157,080,216)†		186,144,633
Other Assets in Excess of
Liabilities 0.3%		627,773
Net Assets 100.0%		$ 186,772,406

* Non-income producing
†	Cost for federal income tax purposes is $157,080,216.
At February 28, 2010 unrealized appreciation for
federal income tax purposes aggregated $29,064,417
of which $37,581,386 related to appreciated securities
and $8,516,969 related to depreciated securities.

ADR	- American Depository Receipt

The accompanying notes are an integral part of the financial statements.

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Sentinel Short Maturity Government Fund

Fund Profile
at February 28, 2010 (Unaudited)

Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			17.7%	4 yrs. to 5.99 yrs.			0.0%
1 yr. to 2.99 yrs.			78.7%
3 yrs. to 3.99 yrs.			3.6%
Average Effective Duration (for all Fixed Income Holdings) 1.9 years**

Top 10 Holdings*

		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FHR 3507 AC	4.00%	06/15/27	5.9%	FHR 3567 ND	4.00%	12/15/17	3.1%
FNR 2009-88 DB	3.00%	10/25/20	5.0%	FNR 09-70 NQ	3.50%	08/25/19	3.0%
FNR 09-113 DB	3.00%	12/25/20	4.9%	FHR 3117 PC	5.00%	06/15/31	2.9%
FNR 09-88 DC	3.25%	10/25/20	3.9%	FNR 09-78 NG	3.50%	08/25/19	2.5%
FNR 09-70 NL	3.00%	08/25/19	3.9%	Total of Net Assets			38.6%
FNR 09-70 NM	3.25%	08/25/19	3.5%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.
Investment in Securities
at February 28, 2010 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 99.2%			FHR 3604 AG			FHR 2978 CK
Federal Home Loan Bank 1.1%			4%, 12/15/17	23,135M	$ 24,078,244	5.5%, 06/15/28	9,600M	$ 10,008,414
Agency Discount Notes:			FHR 2635 DG			FHR 2891 LC
0.05%, 03/16/10	28,300M	$ 28,299,410	4.5%, 01/15/18	6,917M	7,258,122	5%, 08/15/29	36,500M	38,726,040
Federal Home Loan Mortgage			FHRR R005 AB			FHR 2953 PC
Corporation 40.4%			5.5%, 12/15/18	14,408M	15,045,882	5.5%, 08/15/29	5,561M	5,840,147
Collateralized Mortgage Obligations:			FHR 2503 PV			FHR 2766 PE
FHR 2835 VK			6%, 12/15/20	13,600M	14,121,401	5%, 10/15/29	16,211M	17,244,208
5.5%, 11/15/12	81M	80,597	FHR 2692 QC			FHR 3117 PC
FHR 2353 TD			5%, 02/15/21	12,750M	13,410,905	5%, 06/15/31	66,867M	70,957,610
6%, 09/15/16	150M	162,161	FHR 2709 PD			FHR 3570 PA
FHR 3261 AG			5%, 03/15/21	15,000M	15,804,570	5%, 07/15/31	5,265M	5,605,568
5.5%, 01/15/17	14,739M	15,532,472	FHR 3574 EA			FHR 3135 JB
FHR 2495 VB			3%, 09/15/21	53,604M	55,001,324	6%, 07/15/31	27,948M	29,809,974
6%, 09/15/17	291M	291,570	FHR 2492 PE			FHR 3581 MB
FHR 2508 CK			6%, 01/15/22	2,348M	2,424,433	5%, 09/15/31	37,081M	39,284,468
5%, 10/15/17	12,403M	13,224,728	FHR 3559 AB			FHR 2551 TE
FHR 2510 AJ			4.5%, 03/15/23	9,213M	9,651,070	5.5%, 09/15/31	6,177M	6,487,785
5%, 10/15/17	6,494M	6,924,403	FHR 3571 BA			FHR 2435 HL
FHR 2530 BH			4.5%, 04/15/23	41,025M	43,052,409	6.5%, 09/15/31	3,221M	3,313,405
5%, 11/15/17	17,024M	18,109,492	FHR 3165 JA			FHR 3561 PA
FHR 3562 AN			5.5%, 04/15/26	2,039M	2,093,488	5%, 12/15/31	49,686M	52,912,601
4%, 12/15/17	8,998M	9,371,483	FHR 3507 AC			FHR 3284 BA
FHR 3567 ND			4%, 06/15/27	139,822M	145,183,329	4.5%, 02/15/32	19,074M	19,970,516
4%, 12/15/17	74,110M	77,155,857	FHR 3176 HA			FHR 3083 UB
			6%, 02/15/28	3,569M	3,692,809	4.5%, 06/15/32	7,594M	7,953,348

The accompanying notes are an integral part of the financial statements.

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Sentinel Short Maturity Government Fund

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

FHR 3033 JB			FHLMC E82128			Federal National Mortgage
5.5%, 11/15/32	19,518M	$ 20,835,764	7%, 03/01/15	34M	$ 34,702	Association 53.9%
FHR 2991 QC			FHLMC E00843			Collateralized Mortgage Obligations:
5%, 08/15/34	10,000M	10,508,120	8%, 04/01/15	11M	12,361	FNR 02-11 QC
FHR 2927 ED			FHLMC E01009			5.5%, 03/25/17	4,792M	$ 5,120,048
4%, 01/15/35	21,527M	22,462,057	6.5%, 08/01/16	500M	538,570	FNR 02-18 PC
FHR 3238 LA			FHLMC G11585			5.5%, 04/25/17	4,889M	5,171,037
4.5%, 06/15/35	11,998M	12,692,390	7%, 02/01/17	289M	305,643	FNR 09-70 NL
		866,283,164	FHLMC E88357			3%, 08/25/19	93,128M	95,313,851
Mortgage-Backed Securities:			6.5%, 03/01/17	85M	91,781	FNR 09-70 NM
			FGCI E93521			3.25%, 08/25/19	84,258M	86,778,005
10-Year:			5%, 12/01/17	23,922M	25,501,598	FNR 09-70 NQ
FHLMC E89015			FHLMC E98706			3.5%, 08/25/19	70,648M	73,214,575
6.5%, 04/01/12	183M	191,820	5%, 08/01/18	3,215M	3,425,551	FNR 09-78 NG
FHLMC J00464			FGCI B10742			3.5%, 08/25/19	59,194M	61,376,677
5%, 11/01/15	3,177M	3,351,050	4.5%, 11/01/18	2,450M	2,588,923	FNR 03-106 WD
		3,542,870	FHLMC B10643			4.5%, 09/25/20	12,000M	12,562,691
15-Year:			5%, 11/01/18	2,445M	2,604,534	FNR 2009-88 DB
FHLMC E61405			FGCI G13538			3%, 10/25/20	120,021M	123,205,497
7%, 08/01/10	1M	1,314	5%, 12/01/18	8,965M	9,557,074	FNR 09-88 DC
FHLMC E62686			FHLMC G13317			3.25%, 10/25/20	92,503M	95,420,746
7%, 01/01/11	5M	5,365	5%, 02/01/19	1,994M	2,123,865	FNR 09-113 DB
FHLMC E00422			FHLMC B12434			3%, 12/25/20	118,899M	121,680,902
7%, 03/01/11	10M	10,081	4.5%, 03/01/19	5,152M	5,437,052	FNR 08-55 NA
FHLMC M30121			FHLMC B13521			5%, 08/25/22	12,006M	12,605,996
5.5%, 05/01/11	37M	37,653	5%, 04/01/19	7,254M	7,723,849	FNR 08-61 CA
FHLMC E00436			FHLMC J05907			5%, 08/25/22	13,542M	14,281,648
7%, 06/01/11	6M	5,948	6%, 08/01/19	4,632M	5,001,279	FNR 08-80 TJ
FHLMC E64484			FGCI J02774			5%, 09/25/22	24,528M	25,823,314
7%, 06/01/11	453	474	5%, 05/01/20	23,379M	24,922,286	FNR 08-81 KA
FHLMC M30123			FGCI G12010			5%, 10/25/22	10,030M	10,584,439
6.5%, 07/01/11	12M	12,636	5%, 11/01/20	9,357M	9,969,008	FNR 03-42 EP
FHLMC E85491			FGCI G13628			4%, 11/25/22	7,379M	7,663,758
6.5%, 09/01/11	25M	25,517	4.5%, 06/01/21	21,603M	22,830,417	FNR 2010-3 GA
FHLMC F70014					123,718,271	4%, 02/25/25	19,618M	20,456,049
7.5%, 09/01/11	23M	23,985	20-Year:			FNR 03-86 OD
FHLMC E72904			FHLMC C90035			5%, 06/25/28	15,000M	15,696,758
8%, 11/01/11	2M	2,359	6.5%, 11/01/13	106M	114,577	FNR 07-77 J
FHLMC F70015			FHLMC D94982			5.5%, 10/25/28	3,436M	3,588,292
8%, 12/01/11	14M	14,835	7%, 04/01/16	93M	100,176	FNR 03-24 UJ
FHLMC G10654			FHLMC D94230			4.5%, 03/25/31	15,744M	16,392,112
7%, 02/01/12	72M	75,679	7.5%, 10/01/19	211M	235,545	FNR 03-1 PG
FHLMC G10705					450,298	5.5%, 09/25/31	14,056M	14,783,633
6.5%, 08/01/12	98M	105,652				FNR 03-69 GH
FHLMC G11228			30-Year:			3.25%, 12/25/31	18,308M	18,789,160
6.5%, 12/01/12	11M	11,782	FHLMC 302609			FNR 03-69 GJ
FHLMC E94628			8%, 08/01/17	35M	38,310	3.5%, 12/25/31	19,128M	19,753,413
5%, 02/01/13	432M	449,174	FHLMC G00100			FNR 02-82 PD
FHLMC E72131			8%, 02/01/23	14M	16,372	6%, 02/25/32	8,622M	9,085,331
6.5%, 08/01/13	121M	130,637	FHLMC A17291			FNR 03-76 PQ
FHLMC G11135			6.5%, 11/01/33	1,732M	1,894,443	3.5%, 04/25/32	1,705M	1,756,524
6.5%, 08/01/13	65M	65,048			1,949,125	FNR 06-73 PC
FHLMC E72178			Total Federal Home Loan			6%, 05/25/33	9,430M	10,126,968
6.5%, 09/01/13	41M	44,531	Mortgage Corporation		995,943,728	FNR 05-105 TJ
FHLMC G10965						5.5%, 12/25/35	1,029M	1,022,842
7.5%, 10/01/14	25M	27,108

The accompanying notes are an integral part of the financial statements.

lllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllll

Sentinel Short Maturity Government Fund

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

FNR 09-3 HL			FNMA 595730			FNMA 931187
5%, 02/25/39	12,243M	$12,995,182	6.5%, 09/01/11	11M	$11,611	4.5%, 05/01/19	2,994M	$ 3,152,674
FNR 09-32 BH			FNMA 603547					30,041,621
5.25%, 05/25/39	11,625M	12,458,577	6.5%, 09/01/11	19M	20,123	15-Year:
		907,708,025	FNMA 254082			FNMA 321199
Mortgage-Backed Securities:			5.5%, 10/01/11	30M	31,045	7%, 09/01/10	1M	1,389
FNMA 256980			FNMA 254076			FNMA 324087
5%, 10/01/17	239M	251,188	6.5%, 10/01/11	35M	36,077	7%, 09/01/10	349	354
FNMA 257039			FNMA 254119			FNMA 325432
5%, 12/01/17	1,161M	1,220,597	5.5%, 11/01/11	45M	46,081	7%, 09/01/10	5M	5,399
FNMA 257099			FNMA 254113			FNMA 313758
5%, 02/01/18	1,742M	1,832,238	6.5%, 11/01/11	31M	31,767	7%, 11/01/10	19	20
FNMA 972931			FNMA 254163			FNMA 250441
5%, 02/01/18	1,119M	1,176,208	5.5%, 12/01/11	67M	68,988	6.5%, 12/01/10	6M	5,893
FNMA 257149			FNMA 254226			FNMA 303902
5%, 03/01/18	563M	592,099	5.5%, 02/01/12	311M	319,583	7%, 05/01/11	3M	3,361
FNMA 257189			FNMA 633905			FNMA 303943
5%, 04/01/18	85M	89,977	5.5%, 03/01/12	76M	78,002	6.5%, 06/01/11	24M	24,857
FNMA 257201			FNMA 644268			FNMA 250613
5%, 05/01/18	1,859M	1,976,884	5.5%, 04/01/12	29M	29,665	6.5%, 07/01/11	15M	15,876
FNMA 257245			FNMA 254399			FNMA 250781
5%, 06/01/18	11,664M	12,307,610	6.5%, 06/01/12	343M	357,960	6.5%, 12/01/11	7M	7,781
FNMA 929527			FNMA 254427			FNMA 367201
5%, 06/01/18	506M	538,053	6.5%, 07/01/12	482M	503,848	6.5%, 12/01/11	15M	15,630
FNMA 257291			FNMA 254457			FNMA 367202
5%, 07/01/18	13,226M	14,061,605	6.5%, 07/01/12	98M	102,047	7%, 12/01/11	29M	29,863
FNMA 257329			FNMA 254698			FNMA 370468
5%, 08/01/18	4,913M	5,223,236	6.5%, 01/01/13	194M	204,372	7%, 01/01/12	8M	7,961
FNMA 257378			FNMA 254882			FNMA 390784
5%, 09/01/18	672M	713,987	5%, 08/01/13	50M	51,581	6%, 05/01/12	34M	34,950
FNMA 257428			FNMA 780339			FNMA 251300
5%, 10/01/18	2,994M	3,183,249	4.5%, 06/01/14	553M	573,245	7%, 08/01/12	35M	37,485
FNMA 257481			FNMA 255368			FNMA 596145
5%, 11/01/18	3,844M	4,086,437	5.5%, 07/01/14	285M	299,171	6.5%, 06/01/13	9M	9,164
FNMA 995526			FNMA 256588			FNMA 433301
5%, 01/01/19	16,962M	18,033,842	5%, 12/01/16	1,213M	1,272,800	6.5%, 07/01/13	259M	280,233
FNMA 930890			FNMA 256681			FNMA 512520
5%, 04/01/19	274M	290,931	5%, 04/01/17	2,425M	2,546,759	7%, 07/01/13	63M	64,860
FNMA MA0113			FNMA 928247			FNMA 426453
5%, 05/01/19	830M	882,210	5.5%, 04/01/17	2,256M	2,389,567	5.5%, 10/01/13	88M	94,139
FNMA 931517			FNMA 256755			FNMA 446787
5%, 07/01/19	108M	114,977	5%, 06/01/17	6,559M	6,891,068	5.5%, 01/01/14	204M	219,665
FNMA 931715			FNMA 975018			FNMA 447881
5%, 08/01/19	2,010M	2,136,641	4.5%, 04/01/18	3,060M	3,221,970	5.5%, 01/01/14	67M	71,687
FNMA 932111			FNMA 257466			FNMA 496015
5%, 10/01/19	111M	117,815	4.5%, 10/01/18	940M	989,759	5.5%, 04/01/14	21M	22,167
10-Year:			FNMA 930285			FNMA 528088
			4.5%, 11/01/18	580M	611,186	5.5%, 05/01/14	28M	29,802
FNMA 253329			FNMA 930225			FNMA 536814
7.5%, 05/01/10	3M	2,578	4.5%, 12/01/18	1,838M	1,935,030	5.5%, 06/01/14	132M	142,292
FNMA 253362			FNMA 930284			FNMA 576789
7.5%, 05/01/10	3M	3,222	4.5%, 12/01/18	824M	867,315	5.5%, 06/01/14	39M	42,117
FNMA 253472			FNMA 930348			FNMA 768628
7.5%, 09/01/10	13M	13,580	4.5%, 01/01/19	2,735M	2,879,304	5.5%, 09/01/15	216M	231,734
FNMA 253507			FNMA 257590			FNMA 630985
7.5%, 09/01/10	12M	11,844	4.5%, 02/01/19	463M	487,799	7%, 09/01/15	203M	215,227

The accompanying notes are an integral part of the financial statements.

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Sentinel Short Maturity Government Fund

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

FNMA 594601			FNMA 357440			Government National Mortgage
8.5%, 10/01/15	14M	$ 15,591	4.5%, 10/01/18	31,669M	$ 33,464,057	Corporation 3.8%
FNMA 619191			FNMA 725284			Collateralized Mortgage Obligations:
6.5%, 12/01/15	367M	396,722	7%, 11/01/18	1,494M	1,580,122	GNR 02-41 TE
FNMA 535631			FNMA 735522			6%, 07/16/31	4,761M	$ 4,922,034
7%, 12/01/15	350M	380,807	4%, 12/01/18	13,685M	14,289,427	GNR 09-68 HJ
FNMA 594602			FNMA 995940			4%, 11/16/31	26,817M	28,132,349
9%, 01/01/16	12M	13,771	4%, 12/01/18	38,718M	40,428,810	GNR 03-3 LM
FNMA 609148			FNMA 745571			5.5%, 02/20/32	2,221M	2,341,498
7%, 02/01/16	1,449M	1,565,088	4%, 01/01/19	8,331M	8,698,754	GNR 2009-66 AJ
FNMA 535777			FNMA 761247			5%, 02/16/36	19,505M	20,466,713
5.5%, 03/01/16	186M	199,459	4.5%, 01/01/19	2,427M	2,564,285	GNR 09-75 JD
FNMA 663227			FNMA 995234			4%, 08/16/39	31,524M	32,859,762
6%, 03/01/16	141M	151,529	5%, 07/01/19	36,823M	39,189,054			88,722,356
FNMA 574598			FNMA 890109			Mortgage-Backed Securities:
6%, 05/01/16	275M	296,437	4.5%, 12/01/19	11,800M	12,468,770	10-Year:
FNMA 545298			FNMA 811737			GNMA 634538
5.5%, 11/01/16	212M	227,757	5%, 03/01/20	5,018M	5,340,454	6%, 09/15/14	302M	325,543
FNMA 614920			FNMA 985670			GNMA 634545
5.5%, 12/01/16	236M	253,326	6.5%, 10/01/21	1,651M	1,782,085	6.5%, 09/15/14	359M	387,082
FNMA 792797			FNMA AA8647					712,625
5.5%, 04/01/17	331M	355,748	5%, 11/01/23	4,600M	4,895,332
FNMA 668338			FNMA AC0317			15-Year:
5%, 11/01/17	2,114M	2,249,703	4.5%, 02/01/24	2,249M	2,359,430	GNMA 415068
FNMA 671380			FNMA AC0318			6%, 01/15/11	3M	2,765
6%, 11/01/17	163M	175,707	5%, 06/01/24	2,281M	2,426,341	GNMA 780659
					318,993,817	7.5%, 08/15/12	5M	5,594
FNMA 889894						GNMA II 2542
5%, 12/01/17	19,971M	21,254,885	20-Year:			7%, 01/20/13	19M	20,001
FNMA 650205			FNMA 190659			GNMA 462328
5%, 01/01/18	1,712M	1,821,530	7%, 02/01/14	77M	82,615	6.5%, 04/15/13	51M	55,361
FNMA 931669			FNMA 190697			GNMA 780759
5%, 02/01/18	23,608M	25,125,049	7%, 03/01/14	180M	194,378	6.5%, 04/15/13	96M	102,400
FNMA 931672			FNMA 251716			GNMA 349029
5%, 02/01/18	16,300M	17,347,741	10.5%, 03/01/18	5M	6,071	7%, 04/15/13	11M	11,689
FNMA 679165
5.5%, 02/01/18	278M	298,962			283,064	GNMA 456869
FNMA 685474			30-Year:			6.5%, 05/15/13	5M	5,493
4.5%, 04/01/18	4,920M	5,198,550	FNMA 366221			GNMA 780859
FNMA 720312			9.5%, 03/01/11	2M	2,302	7.5%, 09/15/13	5M	5,692
4.5%, 06/01/18	3,260M	3,445,056	FNMA 23			GNMA 780978
FNMA 726757			8.5%, 08/01/11	71	72	6.5%, 02/15/14	844M	908,309
4.5%, 06/01/18	6,610M	6,984,855	FNMA 124871			GNMA 781109
FNMA 555543			7%, 05/01/13	91M	96,536	7%, 11/15/14	2,174M	2,349,407
5%, 06/01/18	7,936M	8,446,112	FNMA 454727			GNMA 489953
FNMA 729347			10.5%, 01/01/16	7M	7,937	6%, 12/15/16	35M	37,388
4%, 07/01/18	10,254M	10,707,495	FNMA 626664					3,504,099
FNMA 722060			6%, 04/01/17	243M	261,957	20-Year:
4.5%, 07/01/18	9,820M	10,376,701	FNMA 479421			GNMA 628440
FNMA 722106			7%, 09/01/21	61M	67,229	7%, 04/15/24	609M	677,938
4.5%, 07/01/18	3,359M	3,549,843	FNMA 207530
FNMA 729583			8.25%, 04/01/22	12M	13,182
4.5%, 07/01/18	2,040M	2,155,588	FNMA 175123
FNMA 712165			7.45%, 08/01/22	132M	147,574
5%, 08/01/18	2,803M	2,982,928			596,789
FNMA 254919			Total Federal National
4%, 09/01/18	20,988M	21,916,050	Mortgage Association		1,326,453,100

The accompanying notes are an integral part of the financial statements.

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Sentinel Short Maturity Government Fund

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
30-Year:
GNMA 495
10%, 02/20/16	323	$355
Total Government National
Mortgage Corporation		93,617,373
Total U.S. Government
Obligations
(Cost $2,419,484,014)		2,444,313,611
Corporate Short-Term Notes 1.9%
Chevron Funding
0.11%, 03/16/10	25,000M	24,998,854
General Electric Capital
0.07%, 03/01/10	20,600M	20,600,000
Total Corporate Short-Term Notes
(Cost $45,598,854)		45,598,854
Total Investments 101.1%
(Cost $2,465,082,868)†		2,489,912,465
Excess of Liabilities Over
Other Assets (1.1)%		(26,836,105)
Net Assets 100.0%		$ 2,463,076,360

† Cost for federal income tax purposes is
$2,465,082,868. At February 28, 2010 unrealized
appreciation for federal income tax purposes
aggregated $24,829,597 of which $24,981,044 related
to appreciated securities and $151,447 related to
depreciated securities.

The accompanying notes are an integral part of the financial statements.

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Sentinel Small Company Fund

Fund Profile
at February 28, 2010 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	20.1%	Energy	6.1%
Industrials	16.9%	Consumer Staples	4.3%
Health Care	16.6%	Materials	3.8%
Financials	13.1%	Utilities	1.2%
Consumer Discretionary	12.7%	Telecommunication Services	0.5%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Open Text Corp.	2.0%	Core Laboratories NV	1.5%
NICE Systems Ltd.	1.9%	Mantech Int'l. Corp.	1.4%
Waste Connections, Inc.	1.7%	Copart, Inc.	1.4%
ANSYS, Inc.	1.6%	NuVasive, Inc.	1.4%
Endurance Specialty Holdings Ltd.	1.6%	Total of Net Assets	16.0%
Polycom, Inc.	1.5%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at February 28, 2010 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 89.7%			Core Laboratories NV	225,000	$27,906,750	Dionex Corp. *	200,000	$ 13,660,000
Consumer Discretionary 12.7%			Dril-Quip, Inc. *	295,000	16,142,400	Endo Pharmaceuticals
Buffalo Wild Wings, Inc. *	490,000	$21,535,500	Oil States Int'l., Inc. *	305,000	13,121,100	Holdings, Inc. *	520,000	11,830,000
Dress Barn, Inc. *	775,000	19,266,500	Superior Energy Services, Inc. *	1,080,000	22,323,600	Gen-Probe, Inc. *	380,000	17,130,400
Gildan Activewear, Inc. *	900,000	21,249,000			114,882,650	Haemonetics Corp. *	415,000	22,198,350
Iconix Brand Group, Inc. *	1,725,000	22,476,750	Financials 10.1%			IDEXX Laboratories, Inc. *	255,000	13,466,550
LKQ Corp. *	1,310,000	25,086,500	Affiliated Managers Group, Inc. *	170,000	12,092,100	Integra LifeSciences Holdings Corp. *	450,000	17,910,000
Morningstar, Inc. *	295,000	13,009,500	Bancorpsouth, Inc.	505,000	9,832,350	MedAssets, Inc. *	915,100	19,811,915
Penn National Gaming, Inc. *	600,000	13,884,000	East West Bancorp, Inc.	940,000	16,468,800	Mettler-Toledo Int'l., Inc. *	180,000	17,893,800
Strayer Education, Inc.	95,000	21,548,850	Endurance Specialty Holdings Ltd.	765,000	29,421,900	NuVasive, Inc. *	645,000	25,767,750
Texas Roadhouse, Inc. *	1,610,000	21,622,300	First Midwest Bancorp, Inc.	1,335,000	18,142,650	Owens & Minor, Inc.	350,000	15,627,500
Tractor Supply Co.	405,000	22,161,600	HCC Insurance Holdings, Inc.	895,000	24,970,500	Quality Systems, Inc.	342,300	19,593,252
WMS Industries, Inc. *	450,000	17,068,500				Sirona Dental Systems, Inc. *	430,000	15,432,700
Wolverine World Wide, Inc.	805,000	22,193,850	Investment Technology Group, Inc. *	313,800	5,340,876	Techne Corp.	360,000	23,011,200
		241,102,850	Navigators Group, Inc. *	240,000	9,088,800	West Pharmaceutical Services,
Consumer Staples 4.3%			Portfolio Recovery Associates,			Inc.	405,000	15,774,750
Alberto-Culver Co.	445,000	12,335,400	Inc. *	465,000	24,798,450			299,911,967
Casey's General Stores, Inc.	525,000	15,965,250	Selective Insurance Group	810,000	13,130,100	Industrials 16.9%
Church & Dwight Co., Inc.	215,000	14,443,700	Signature Bank *	465,000	17,311,950	Aerovironment, Inc. *	475,000	11,518,750
Flowers Foods, Inc.	845,000	21,539,050	Stifel Financial Corp. *	180,000	9,846,000	Clarcor, Inc.	605,000	19,813,750
Hain Celestial Group, Inc. *	1,070,000	16,980,900			190,444,476	Copart, Inc. *	725,000	25,868,000
		81,264,300	Health Care 15.9%			Corrections Corp of America *	770,000	16,478,000
Energy 6.1%			American Medical Systems			Curtiss-Wright Corp.	525,000	16,826,250
Arena Resources, Inc. *	325,000	13,464,750	Holdings, Inc. *	1,035,000	18,754,200	Forward Air Corp.	500,000	12,230,000
CARBO Ceramics, Inc.	215,000	13,121,450	Bio-Rad Laboratories, Inc. *	210,000	19,611,900	Gardner Denver, Inc.	315,000	13,737,150

Comstock Resources, Inc. *	255,000	8,802,600	Catalyst Health Solutions, Inc. *	330,000	12,437,700

The accompanying notes are an integral part of the financial statements.

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Sentinel Small Company Fund

	Shares	Value		Shares	Value
		(Note 2)			(Note 2)
Healthcare Services Group, Inc.	990,000	$ 21,740,400	Israel 1.9%
Heartland Express, Inc.	1,445,000	22,122,950	NICE Systems Ltd. ADR *	1,140,000	$ 35,066,400
IDEX Corp.	780,000	24,180,000	Total Foreign Stocks & ADR's
Kaydon Corp.	405,000	13,162,500	(Cost $48,193,668)		49,172,850
MSC Industrial Direct Co.	390,000	17,772,300	Real Estate Investment Trusts 3.0%
			Financials 3.0%
Ritchie Bros Auctioneers, Inc.	995,000	20,865,150	Corporate Office Properties
Rollins, Inc.	825,000	17,531,250	Trust SBI MD (b)	395,000	14,547,850
Toro Co.	325,000	14,306,500	Digital Realty Trust, Inc.	265,000	13,668,700
Wabtec Corp.	485,000	18,497,900	Healthcare Realty Trust, Inc. (b)	655,000	13,682,950
Waste Connections, Inc. *	980,000	32,947,600	Home Properties, Inc. (b)	340,000	15,572,000
		319,598,450	Total Real Estate Investment Trusts
Information Technology 18.2%			(Cost $49,010,303)		57,471,500
ANSYS, Inc. *	705,000	30,921,300		Principal
ATMI, Inc. *	575,000	9,683,000		Amount
Diodes, Inc. *	1,225,000	24,022,250		(M=$1,000)
Factset Research Systems, Inc.	220,000	14,564,000	Corporate Short-Term Notes 2.3%
Hittite Microwave Corp. *	223,700	9,337,238	Chevron Texaco Funding Corp.
Intersil Corp.	995,000	14,765,800	0.08%, 03/04/10	10,000M	9,999,933
j2 Global Communications, Inc. *	930,000	20,181,000	General Electric Capital
Jack Henry & Associates, Inc.	705,000	15,918,900	0.12%, 03/10/10	10,000M	9,999,700
Mantech Int'l. Corp. *	555,000	27,405,900	Johnson & Johnson
Micros Systems, Inc. *	735,000	22,079,400	0.09%, 03/16/10	5,000M	4,999,829
Nuance Communications, Inc. *	1,575,000	22,664,250	Nestle Capital Corp.
Open Text Corp. *	765,000	37,209,600	0.04%, 03/01/10	15,000M	15,000,000
Polycom, Inc. *	1,105,000	28,851,550	0.11%, 03/15/10	3,000M	2,999,872
Power Integrations, Inc.	425,000	15,283,000	Total Corporate Short-Term Notes
Progress Software Corp. *	620,000	17,372,400	(Cost $42,999,334)		42,999,334
Riverbed Technology, Inc. *	377,200	10,278,700	U.S. Government Obligations 1.1%
Rofin-Sinar Technologies, Inc. *	655,000	13,420,950	Federal Home Loan Bank 0.6%
ValueClick, Inc. *	1,145,000	10,866,050	Agency Discount Notes:
		344,825,288	0.04%, 03/02/10	10,000M	9,999,989
Materials 3.8%			Federal Home Loan Mortgage
AptarGroup, Inc.	555,000	21,384,150	Corporation 0.5%
Pactiv Corp. *	640,000	15,846,400	Agency Discount Notes:
Silgan Holdings, Inc.	435,000	24,842,850	0.03%, 03/08/10	10,000M	9,999,942
Steel Dynamics, Inc.	655,000	10,696,150	Total U.S. Government
		72,769,550	Obligations
Telecommunication Services 0.5%			(Cost $19,999,931)		19,999,931
Cbeyond, Inc. *	695,000	8,618,000	Total Investments 98.7%
Utilities 1.2%			(Cost $1,599,492,439)†		1,865,231,846
Atmos Energy Corp.	370,000	10,160,200	Other Assets in Excess of
ITC Holdings Corp.	225,000	12,010,500	Liabilities 1.3%		24,999,552
		22,170,700	Net Assets 100.0%		$ 1,890,231,398
Total Domestic Common Stocks			* Non-income producing
(Cost $1,439,289,203)		1,695,588,231	†	Cost for federal income tax purposes is
			$1,599,492,439. At February 28, 2010 unrealized
Foreign Stocks & ADR's 2.6%			appreciation for federal income tax purposes
Health Care 0.7%			aggregated $265,739,407 of which $330,737,109
ICON PLC ADR *	599,000	14,106,450	related to appreciated securities and $64,997,702
			related to depreciated securities.
			(b)	Return of Capital paid during the fiscal period
			ADR -	American Depository Receipt

		The accompanying notes are an integral part of the financial statements.

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Sentinel Sustainable Core Opportunities Fund

Fund Profile
at February 28, 2010 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	17.2%	Consumer Staples	10.5%
Health Care	16.2%	Consumer Discretionary	7.5%
Industrials	13.5%	Telecommunication Services	3.4%
Energy	13.3%	Materials	2.9%
Financials	10.8%	Utilities	2.4%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Transocean Ltd.	3.0%	Canadian Pacific Railway Ltd.	2.0%
Procter & Gamble Co.	2.7%	FedEx Corp.	2.0%
Emerson Electric Co.	2.5%	Johnson & Johnson	2.0%
ConocoPhillips	2.5%	Danaher Corp.	2.0%
Int'l. Business Machines Corp.	2.4%	Total of Net Assets	23.2%
PepsiCo, Inc.	2.1%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at February 28, 2010 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 93.2%			XTO Energy, Inc.	50,000	$ 2,285,000	Johnson & Johnson	60,000	$ 3,780,000
Consumer Discretionary 7.5%					25,157,184	Merck & Co, Inc.	60,000	2,212,800
Coach, Inc.	35,000	$1,275,400	Financials 10.8%			Pfizer, Inc.	150,000	2,632,500
Gap, Inc.	50,000	1,075,000	ACE Ltd.	30,000	1,499,700	Zimmer Holdings, Inc. *	40,000	2,293,200
McDonald's Corp.	31,367	2,002,783	Bank of America Corp.	70,000	1,166,200			27,631,820
News Corp.	166,000	2,614,500	Bank of New York Mellon Corp.	60,000	1,711,200	Industrials 13.5%
Nike, Inc.	49,028	3,314,293	Goldman Sachs Group, Inc.	15,000	2,345,250	Bucyrus Int'l., Inc.	50,000	3,128,000
Time Warner Cable, Inc.	35,000	1,634,150	JPMorgan Chase & Co.	72,774	3,054,325	Canadian Pacific Railway Ltd.	80,000	3,854,400
Time Warner, Inc.	75,000	2,178,000	MetLife, Inc.	30,000	1,091,700	Danaher Corp.	50,000	3,698,500
		14,094,126	Morgan Stanley	50,000	1,409,000	Emerson Electric Co.	100,000	4,734,000
Consumer Staples 10.5%			Toronto-Dominion Bank	25,000	1,597,250	FedEx Corp.	45,000	3,814,200
CVS Caremark Corp.	100,000	3,375,000	The Travelers Cos., Inc.	50,000	2,629,500	Parker Hannifin Corp.	50,000	3,015,500
HJ Heinz Co.	65,000	2,983,500	US Bancorp	80,000	1,968,800	Precision Castparts Corp.	30,000	3,382,500
Kellogg Co.	50,000	2,607,500	Wells Fargo & Co.	75,000	2,050,500			25,627,100
Kraft Foods, Inc.	65,000	1,847,950			20,523,425	Information Technology 15.5%
PepsiCo, Inc.	65,000	4,060,550	Health Care 14.6%			Accenture PLC	50,000	1,998,500
Procter & Gamble Co.	80,000	5,062,400	Aetna, Inc.	60,000	1,799,400	Activision Blizzard, Inc.	80,000	850,400
		19,936,900	Amgen, Inc. *	20,000	1,132,200	Adobe Systems, Inc. *	25,000	866,250
Energy 13.3%			Baxter Int'l., Inc.	15,490	881,845	Broadcom Corp.	40,000	1,252,800
Apache Corp.	11,900	1,233,316	Becton Dickinson & Co.	36,594	2,849,575	Check Point Software
ConocoPhillips	97,241	4,667,568	Bristol-Myers Squibb Co.	100,000	2,451,000	Technologies *	50,000	1,630,000
Devon Energy Corp.	40,000	2,754,400	Celgene Corp. *	35,000	2,083,200	Cisco Systems, Inc. *	100,000	2,433,000
Marathon Oil Corp.	100,000	2,895,000	Covidien PLC	25,000	1,228,000	Dell, Inc. *	50,000	661,500
Transocean Ltd. *	70,000	5,587,400	CR Bard, Inc.	15,000	1,256,700	Dolby Laboratories, Inc. *	25,000	1,331,750
Weatherford Int'l. Ltd. *	150,000	2,503,500	Gen-Probe, Inc. *	25,000	1,127,000	EMC Corp. *	100,000	1,749,000
Williams Cos., Inc.	150,000	3,231,000	Gilead Sciences, Inc. *	40,000	1,904,400	Int'l. Business Machines Corp.	35,000	4,450,600
The accompanying notes are an integral part of the financial statements.

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Sentinel Sustainable Core Opportunities Fund

			*	Non-income producing

		Value	†	Cost for federal income tax purposes is $192,124,138.
	Shares	(Note 2)		At February 28, 2010 unrealized depreciation for
				federal income tax purposes aggregated $5,649,308
Juniper Networks, Inc. *	75,000	$ 2,098,500		of which $20,520,817 related to appreciated securities
KLA-Tencor Corp.	40,000	1,165,200		and $26,170,125 related to depreciated securities.
Microsoft Corp.	101,624	2,912,544
NetApp, Inc. *	50,000	1,500,500	ADR	- American Depository Receipt
Teradata Corp. *	60,000	1,829,400
Texas Instruments, Inc.	106,080	2,586,230
		29,316,174
Materials 2.9%
Crown Holdings, Inc. *	118,235	3,230,180
Praxair, Inc.	30,000	2,254,200
		5,484,380
Telecommunication Services 2.2%
AT&T, Inc.	100,000	2,481,000
Rogers Communications, Inc.	50,000	1,651,500
		4,132,500
Utilities 2.4%
AES Corp. *	200,000	2,338,000
Allegheny Energy, Inc.	100,000	2,265,000
		4,603,000
Total Domestic Common Stocks
(Cost $181,462,037)		176,506,609
Foreign Stocks & ADR's 4.5%
Finland 0.5%
Nokia Corp. ADR	75,000	1,010,250
Germany 1.2%
SAP AG ADR	50,000	2,229,000
Israel 1.6%
Teva Pharmaceutical Industries
Ltd. ADR	50,000	3,000,500
Mexico 1.2%
America Movil SA de CV ADR	50,000	2,228,500
Total Foreign Stocks & ADR's
(Cost $9,162,130)		8,468,250
	Principal
	Amount
	(M=$1,000)
Corporate Short-Term Notes 0.8%
Nestle Cap Corp
0.1%, 03/08/10
(Cost $1,499,971)	1,500M	1,499,971
Total Investments 98.5%
(Cost $192,124,138)†		186,474,830
Other Assets in Excess of
Liabilities 1.5%		2,852,253
Net Assets 100.0%		$ 189,327,083

The accompanying notes are an integral part of the financial statements.

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Sentinel Sustainable Growth Opportunities Fund

Fund Profile
at February 28, 2010 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	19.3%	Financials	8.7%
Consumer Discretionary	15.8%	Consumer Staples	6.2%
Health Care	15.1%	Materials	4.2%
Industrials	11.4%	Telecommunication Services	2.5%
Energy	11.2%	Utilities	2.0%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Cognizant Technology Solutions Corp.	2.7%	BE Aerospace, Inc.	2.2%
Dollar Tree, Inc.	2.7%	VF Corp.	2.1%
Express Scripts, Inc.	2.6%	Northern Trust Corp.	2.0%
AutoZone, Inc.	2.4%	Amphenol Corp.	2.0%
Life Technologies Corp.	2.3%	Total of Net Assets	23.2%
Dolby Laboratories, Inc.	2.2%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at February 28, 2010 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 93.3%			Petrohawk Energy Corp. *	15,300	$ 327,420	Industrials 11.4%
Consumer Discretionary 15.8%			Range Resources Corp.	15,400	779,394	BE Aerospace, Inc. *	88,800	$ 2,299,920
Aeropostale, Inc. *	50,300	$ 1,778,608	Southwestern Energy Co. *	30,300	1,289,265	Donaldson Co., Inc.	25,600	1,056,256
AutoZone, Inc. *	15,200	2,522,136	St. Mary Land & Exploration Co.	30,000	977,400	Flowserve Corp.	18,500	1,851,665
Bed Bath & Beyond, Inc. *	35,700	1,485,477			11,873,932	Jacobs Engineering Group,
Darden Restaurants, Inc.	25,000	1,013,750	Financials 8.7%			Inc. *	27,000	1,047,600
Dick's Sporting Goods, Inc. *	15,500	377,115	Affiliated Managers Group, Inc. *	19,800	1,408,374	Landstar System, Inc.	28,000	1,116,920
Dollar Tree, Inc. *	51,500	2,870,610	BlackRock, Inc.	9,000	1,969,200	Precision Castparts Corp.	14,800	1,668,700
Strayer Education, Inc.	4,500	1,020,735	HCC Insurance Holdings, Inc.	40,200	1,121,580	Ritchie Bros Auctioneers, Inc.	59,000	1,237,230
Tiffany & Co.	40,000	1,775,600	Invesco Ltd.	56,000	1,097,600	Stericycle, Inc. *	31,000	1,710,580
VF Corp.	28,500	2,205,330	Northern Trust Corp.	40,000	2,131,600			11,988,871
Yum! Brands, Inc.	47,000	1,584,840	T Rowe Price Group, Inc.	28,000	1,419,320	Information Technology 19.3%
		16,634,201			9,147,674	Activision Blizzard, Inc.	110,000	1,169,300
Consumer Staples 6.2%			Health Care 13.6%			Amphenol Corp.	50,300	2,094,995
Alberto-Culver Co.	50,000	1,386,000	BioMarin Pharmaceuticals, Inc. *	50,300	1,006,000	ANSYS, Inc. *	46,500	2,039,490
Corn Products Int'l., Inc.	37,000	1,205,460	Covance, Inc. *	20,000	1,132,400	Broadcom Corp.	10,000	313,200
HJ Heinz Co.	40,700	1,868,130	CR Bard, Inc.	9,700	812,666	Citrix Systems, Inc. *	20,300	873,103
JM Smucker Co.	35,000	2,088,800	Express Scripts, Inc. *	29,000	2,784,290	Cognizant Technology Solutions Corp. *	60,000	2,887,800
		6,548,390	Gen-Probe, Inc. *	18,400	829,472	Dolby Laboratories, Inc. *	44,500	2,370,515
Energy 11.2%			Laboratory Corp of America			Equinix, Inc. *	20,000	1,889,400
Consol Energy, Inc.	29,300	1,475,548	Holdings *	21,200	1,554,172	Juniper Networks, Inc. *	16,300	456,074
Continental Resources, Inc. *	30,200	1,192,296	Life Technologies Corp. *	48,400	2,456,784
Core Laboratories NV	10,300	1,277,509	NuVasive, Inc. *	40,300	1,609,985	McAfee, Inc. *	40,500	1,607,445
FMC Technologies, Inc. *	18,000	1,011,060	St. Jude Medical, Inc. *	30,200	1,154,244	Molex, Inc. - Class A	100,000	1,739,000
Noble Corp.	36,000	1,521,360	Wright Medical Group, Inc. *	60,000	1,011,000	NetApp, Inc. *	50,000	1,500,500
Peabody Energy Corp.	44,000	2,022,680			14,351,013

The accompanying notes are an integral part of the financial statements.

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Sentinel Sustainable Growth Opportunities Fund

			*	Non-income producing
			†	Cost for federal income tax purposes is $93,468,632.
	Shares	Value		At February 28, 2010 unrealized appreciation for
		(Note 2)		federal income tax purposes aggregated $9,940,604
				of which $16,218,832 related to appreciated securities
Nuance Communications, Inc. *	99,000	$1,424,610		and $6,278,228 related to depreciated securities.
		20,365,432
			ADR	-	American Depository Receipt
Materials 2.6%			SPDR	-	Standard & Poor's Depository Receipts
Airgas, Inc.	10,300	660,642
Commercial Metals Co.	20,000	328,000
Crown Holdings, Inc. *	46,000	1,256,720
Thompson Creek Metals Co., Inc. *	40,000	550,000
		2,795,362
Telecommunication Services 2.5%
American Tower Corp. *	45,000	1,919,700
NII Holdings, Inc. *	20,300	759,626
		2,679,326
Utilities 2.0%
American Water Works Co., Inc.	21,000	467,460
ITC Holdings Corp.	31,000	1,654,780
		2,122,240
Total Domestic Common Stocks
(Cost $89,261,550)		98,506,441
Exchange Traded Funds 1.6%
Materials 1.6%
SPDR Gold Trust *
(Cost $1,252,188)	15,000	1,641,449
Foreign Stocks & ADR's 1.5%
United Kingdom 1.5%
Shire Ltd. ADR
(Cost $1,254,933)	24,200	1,561,384
	Principal
	Amount
	(M=$1,000)
Corporate Short-Term Notes 0.7%
Air Liquide
0.12%, 03/17/10
(Cost $699,963)	700M	699,963
U.S. Government Obligations 0.9%
Federal Home Loan Mortgage
Corporation 0.9%
Agency Discount Notes:
0.05%, 03/02/10
(Cost $999,999)	1,000M	999,999
Total Investments 98.0%
(Cost $93,468,632)†		103,409,236
Other Assets in Excess of
Liabilities 2.0%		2,129,338
Net Assets 100.0%		$ 105,538,574

The accompanying notes are an integral part of the financial statements.

NOTE 1: ORGANIZATION:

Sentinel Group Funds, Inc. (“Company”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Company consists of fourteen separate series –Sentinel Balanced Fund, Sentinel Capital Growth Fund, Sentinel Common Stock Fund, Sentinel Conservative Allocation Fund, Sentinel Georgia Municipal Bond Fund (a non-diversified series), Sentinel Government Securities Fund, Sentinel Growth Leaders Fund (a non-diversified series), Sentinel International Equity Fund, Sentinel Mid Cap Growth Fund, Sentinel Mid Cap Value Fund (a non-diversified series), Sentinel Short Maturity Government Fund, Sentinel Small Company Fund, Sentinel Sustainable Core Opportunities Fund and Sentinel Sustainable Growth Opportunities Fund, each individually referred to as a Fund. All Funds with the exception of Sentinel Georgia Municipal Bond Fund offer Class A shares, although Class A shares of the Sentinel Small Company Fund are no longer available for new investments, exchanges and reinvestment privileges, except under limited circumstances as described in the Prospectus Supplement dated January 4, 2010. Class B shares are no longer available for additional purchases from any Fund, except by the exchange of Class B shares between Funds or the reinvestment of dividends and distributions paid on Class B shares. The following Funds offer Class B shares: Sentinel Balanced, Sentinel Common Stock, Sentinel Conservative Allocation, Sentinel International Equity, Sentinel Mid Cap Growth and Sentinel Small Company Funds. Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative Allocation, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel International Equity, Sentinel Mid Cap Growth, Sentinel Mid Cap Value and Sentinel Small Company Funds offer Class C shares, although Class C shares of the Sentinel Small Company Fund are no longer available for new investments, exchanges and reinvestment privileges, except under limited circumstances as described in the Prospectus Supplement dated January 4, 2010. Sentinel Balanced Fund offers Class D shares, which are closed to additional purchases, except by the reinvestment of dividends and distributions paid on Class D shares. Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Georgia Municipal Bond, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel International Equity, Sentinel Mid Cap Growth, Sentinel Mid Cap Value, Sentinel Small Company, Sentinel Sustainable Core Opportunities and Sentinel Sustainable Growth Opportunities Funds offer Class I Shares. Sentinel Short Maturity Government Fund offers Class S shares.

NOTE 2:

SECURITY VALUATION:

Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Directors. The Board has delegated this responsibility to a pricing committee, subject to its review and supervision.

NOTE 3:

The fair value hierarchy as required by accounting principles generally accepted in the United States of America (“GAAP”) are summarized in the three broad levels listed below:

  Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts, Exchange Traded Funds and Standard & Poor’s Depository Receipts that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.
  Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
  Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, forward foreign currency contracts and over-the-counter securities not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Regulated Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.
  Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Sentinel Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

There have been no significant changes in valuation techniques during the fiscal period, but the Sentinel Pricing Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of February 28, 2010 were as follows:

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments in Securities:
Balanced:
Collateralized
Mortgage
Obligations	$ –	$ 28,762,261	$ –	$ 28,762,261
Corporate Bonds	–	5,128,956	–	5,128,956
Corporate Short-
Term Notes	–	4,999,971	–	4,999,971
Domestic
Common Stocks	145,921,746	–	–	145,921,746
Exchange Traded
Funds	1,594,450	–	–	1,594,450
Foreign Stocks &
ADR’s	7,439,700	–	–	7,439,700
Mortgage-Backed
Securities	–	30,244,002	–	30,244,002
Totals	$ 154,955,896	$ 69,135,190	$ –	$ 224,091,086
Capital Growth:
Corporate Short-
Term Notes	$ –	$ 1,499,982	$ –	$ 1,499,982
Domestic
Common Stocks	107,828,363	–	–	107,828,363
Exchange Traded
Funds	4,377,200	–	–	4,377,200
Foreign Stocks &
ADR’s:
Switzerland	–	3,547,475	–	3,547,475
All Other
Foreign Stocks
& ADR’s	4,459,380	–	–	4,459,380
Totals	$ 116,664,943	$ 5,047,457	$ –	$121,712,400
Common Stock:
Corporate Short-
Term Notes	$ –	$ 3,469,549	$ –	$ 3,469,549
Domestic
Common Stocks	991,589,500	–	–	991,589,500
Exchange Traded
Funds	11,038,500	–	–	11,038,500
Foreign Stocks &
ADR’s	45,388,237	–	–	45,388,237
Totals	$ 1,048,016,237	$ 3,469,549	$ –	$ 1,051,485,786

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Conservative
Allocation:
Agency Discount
Notes	$ –	$ 1,499,983	$ –	$1,499,983
Collateralized
Mortgage
Obligations	–	24,994,989	–	24,994,989
Corporate Bonds
Consumer
Cyclical	–	201,500	–	201,500
Consumer
Non-Cyclical	–	506,596	–	506,596
Energy	–	1,294,955	106,108	1,401,063
Financials	–	1,443,015	–	1,443,015
Health Care	–	1,003,974	–	1,003,974
Media	–	470,924	–	470,924
Utilities	–	988,750	701,951	1,690,701
Corporate Short-
Term Notes	–	3,499,954	–	3,499,954
Domestic
Common Stocks	34,138,197	–	–	34,138,197
Exchange Traded
Funds	463,617	–	–	463,617
Foreign Stocks &
ADR’s:
Australia	366,650	–	–	366,650
China	–	488,202	–	488,202
France	389,620	–	–	389,620
Germany	312,060	588,417	–	900,477
Hong Kong	–	697,616	–	697,616
Israel	240,040	–	–	240,040
Japan	–	548,731	–	548,731
Singapore	–	556,662	–	556,662
South Korea	–	449,004	–	449,004
Spain	210,540	–	–	210,540
Switzerland	193,620	400,489	–	594,109
United Kingdom	691,181	887,464	–	1,578,645
Limited
Partnership
Interests	155,360	–	–	155,360
Mortgage-Backed
Securities	–	18,867,885	–	18,867,885

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Totals	$ 37,160,885	$ 59,389,110	$ 808,059	$ 97,358,054
Georgia
Municipal
Bond:
Institutional
Money Market
Funds	$ –	$ 400,000	$ –	$ 400,000
Municipal Bonds	–	26,591,566	–	26,591,566
Totals	$ –	$ 26,991,566	$ –	$ 26,991,566
Government
Securities:
Agency Discount
Notes	$ –	$ 59,000,000	$ –	$ 59,000,000
Collateralized
Mortgage
Obligations	–	525,189,016	–	525,189,016
Corporate Short-
Term Notes	–	3,199,991	–	3,199,991
Mortgage-Backed
Securities	–	167,016,649	–	167,016,649
Totals	$ –	$ 754,405,656	$ –	$ 754,405,656
Growth Leaders:
Domestic
Common Stocks	$ 29,102,230	–	$ –	$ 29,102,230
Exchange Traded
Funds	1,313,160	–	–	1,313,160
Foreign Stocks &
ADR’s:
Switzerland	–	1,460,725	–	1,460,725
All Other
Foreign Stocks
& ADR’s	1,893,100	–	–	1,893,100
Totals	$ 32,308,490	$ 1,460,725	$ –	$ 33,769,215
International
Equity:
Agency Discount
Notes	$ –	$ 1,999,998	$ –	$1,999,998
Domestic
Common Stocks	3,955,080	–	–	3,955,080
Foreign Stocks &
ADR’s:

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Australia	–	4,542,068	–	4,542,068
Brazil	2,535,260	–	–	2,535,260
China	–	10,900,008	–	10,900,008
Denmark	1,778,000	–	–	1,778,000
Finland	–	3,265,441	–	3,265,441
France	2,504,700	12,361,192	–	14,865,892
Germany	–	15,130,036	–	15,130,036
Hong Kong	–	5,695,587	–	5,695,587
India	2,295,000	–	–	2,295,000
Israel	2,460,800	–	–	2,460,800
Italy	–	2,110,648	–	2,110,648
Japan	–	26,166,301	–	26,166,301
Netherlands	–	1,835,641	–	1,835,641
Singapore	–	5,426,478	–	5,426,478
South Korea	–	3,949,478	–	3,949,478
Spain	3,815,540	2,358,923	–	6,174,463
Switzerland	–	16,896,607	–	16,896,607
Taiwan	–	2,021,408	–	2,021,408
United Kingdom	–	22,624,703	–	22,624,703
Totals	$ 19,344,380	$ 137,284,517	$ –	$156,628,897
Mid Cap
Growth:
Corporate Short-
Term Notes	$ –	$ 1,399,998	$ –	$ 1,399,998
Domestic
Common Stocks	80,564,883	–	–	80,564,883
Foreign Stocks &
ADR’s	2,471,736	–	–	2,471,736
Real Estate
Investment
Trusts	1,766,756	–	–	1,766,756
Totals	$ 84,803,375	$ 1,399,998	$ –	$86,203,373
Mid Cap Value:
Agency Discount
Notes	$ –	$ 2,999,967	$ –	$2,999,967
Corporate Short-
Term Notes	–	7,099,919	–	7,099,919
Domestic
Common Stocks:
Energy	17,193,085	4,796,780	–	21,989,865

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
All Other
Domestic
Common
Stocks	143,106,272	–	–	143,106,272
Foreign Stocks &
ADR’s	–	10,948,610	–	10,948,610
Totals	$ 160,299,357	$ 25,845,276	$ –	$ 186,144,633
Short Maturity
Government:
Agency Discount
Notes	$ –	$ 28,299,410	$ –	$ 28,299,410
Collateralized
Mortgage
Obligations	–	1,862,713,545	–	1,862,713,545
Corporate Short-
Term Notes	–	45,598,854	–	45,598,854
Mortgage-Backed
Securities	–	553,300,656	–	553,300,656
Totals	$ –	$ 2,489,912,465	$ –	$2,489,912,465
Small Company:
Agency Discount
Notes	$ –	$ 19,999,931	$ –	$ 19,999,931
Corporate Short-
Term Notes	–	42,999,334	–	42,999,334
Domestic
Common Stocks	1,695,588,231	–	–	1,695,588,231
Foreign Stocks &
ADR’s	49,172,850	–	–	49,172,850
Real Estate
Investment
Trusts	57,471,500	–	–	57,471,500
Totals	$ 1,802,232,581	$ 62,999,265	$ –	$1,865,231,846
Sustainable Core
Opportunities:
Corporate Short-
Term Notes	$ –	$ 1,499,971	$ –	$1,499,971
Domestic
Common Stocks	176,506,609	–	–	176,506,609
Foreign Stocks &
ADR’s	8,468,250	–	–	8,468,250
Totals	$ 184,974,859	$ 1,499,971	$ –	$ 186,474,830

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Sustainable
Growth
Opportunities:
Agency Discount
Notes	$ –	$ 999,999	$ –	$ 999,999
Corporate Short-
Term Notes	–	699,963	–	699,963
Domestic
Common Stocks	98,506,441	–	–	98,506,441
Exchange Traded
Funds	1,641,449	–	–	1,641,449
Foreign Stocks &
ADR’s	1,561,384	–	–	1,561,384
Totals	$ 101,709,274	$ 1,699,962	$ –	$103,409,236
Liabilities:
Investments in Securities:
None.

Please refer to each Fund’s Statement of Investment in Securities for more detailed information on specific securities.

Fair Value Level 3 activity for the fiscal period ended February 28, 2010 was as follows:

Sentinel Conservative
Allocation Fund
Assets:
Investments in
Securities:	Corporate Bonds
Beginning Balance	$ 798,287
Purchases	-
Transfers Into Level 3	-
Sales	-
Transfers Out of Level 3	-
Accrued Amortization	-
Realized Gains (Losses)	-
Unrealized Gains
(Losses)	9,772
Ending Balance	$ 808,059
Liabilities:
Investments in
Securities:	None.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by rule 30A-2(A) under the 1940 Act (17 CFR 270.30A-2(A)) are filed herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.

By (Signature and Title) /s/ JOHN BIRCH
--------------------------------------------
John Birch
Chief Financial Officer

Date April 28, 2010
----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ CHRISTIAN THWAITES
--------------------------------------------
Christian Thwaites,
President and Chief Executive Officer

Date April 28, 2010
----------------

By (Signature and Title) /s/ JOHN BIRCH
--------------------------------------------
John Birch
Chief Financial Officer

Date April 28, 2010
----------------